N-2	Jul. 31, 2026 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0001815609
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-239577
Investment Company Act File Number	811-23583
Document Type	N-2
Document Registration Statement	true
Pre-Effective Amendment	false
Post-Effective Amendment	true
Post-Effective Amendment Number	10
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	11
Entity Registrant Name	PRIMARK MEKETA PRIVATE EQUITY INVESTMENTS FUND
Entity Address, Address Line One	250 Filmore Street
Entity Address, Address Line Two	Suite 425
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80206
City Area Code	(212)
Local Phone Number	802-8500
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	false
Effective on Set Date, 486(b)	true
Effective on Date, 486(b)	Jul. 31, 2026
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
SHAREHOLDER FEES	Class I Shares	Class II Shares(1)
Maximum Sales Load	None	None
Maximum Early Repurchase Fee (as a percentage of repurchased amount)(2)	2.00%	2.00%

(1)  As of the date of this Prospectus, Class II shares are not offered to investors.

(2)  A 2.00% early repurchase fee payable to the Fund will be charged with respect to the repurchase of a Shareholder’s Shares at any time prior to the day immediately preceding the one-year anniversary of a Shareholder’s purchase of the Shares (on a “first in-first out” basis). The Fund may waive the early repurchase fee for certain categories of Shareholders or transactions as noted under “Quarterly Repurchase Offers — Early Repurchase Fees.”

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
ANNUAL EXPENSES (as a percentage of net assets attributable to Shares)
Management Fee(3)	1.50%	1.50%
Distribution and Service (12b-1) Fee(4)	0.00%	0.25%
Shareholder Servicing Fee(5)	0.10%	0.00%
Other Expenses(6)	0.68%	0.68%
Fees and Interest Payments on Borrowed Funds(7)	1.07%	1.07%
Acquired Fund Fees and Expenses(8)	0.21%	0.21%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	3.56%	3.71%
Fee Reductions and/or Expense Reimbursements(9)	(0.13)%	(0.13)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements(10)	3.43%	3.58%

(3)  The Management Fee is equal to 1.50% on an annualized basis of the average daily net assets of the Fund. The Adviser has contractually agreed to reduce the Management Fee paid by the Fund in an amount equal to any management fees it receives from a Subsidiary, such that, for the collective net assets of the Fund and the Subsidiaries, the total Management Fee is calculated at a rate of 1.50%. Such waiver may be terminated only upon approval by the Board. Also, the Adviser may but is not obligated to waive up to 0.50% of the Management Fee on cash and cash equivalents held in the Fund from time to time. See “Management Fee” for additional information.

(4)  The Fund has received exemptive relief from the SEC permitting it to offer multiple classes of Shares, which allows the Fund to operate under a distribution and service plan (pursuant to Rule 12b-1 under the 1940 Act) for Class II Shares. The Fund may charge a distribution and service (12b-1) fee up to 0.25% of the average daily net assets of the Fund attributable to Class II Shares. The Fund may use these fees to compensate financial intermediaries or financial institutions for distribution-related expenses, if applicable, in respect of clients to whom they have distributed Class II Shares. See “Shareholder Servicing Plan and Distribution and Service Plan.”

(5)  The Fund charges a shareholder servicing fee up to 0.10% on an annualized basis of the average daily net assets of the Fund attributable to Class I Shares. The Fund uses these fees to compensate financial intermediaries or financial institutions for providing ongoing shareholder servicing in respect of clients holding Class I Shares. See “Shareholder Servicing Plan and Distribution and Service Plan.”

(6)  Other Expenses are based on estimated amounts for the current fiscal year. “Other Expenses” include, among other things, professional fees, certain fees and expenses of the Subsidiaries, corporate Subsidiary tax and other expenses that the Fund will bear, including initial and ongoing offering costs and fees and expenses of the Administrator, transfer agent and custodian.

(7)  Includes fees and expenses incurred in connection with the credit facility. Assumes interest expense accrued at the estimated rate of 6.66% on the estimated average borrowed funds used to employ leverage for the current fiscal year. The actual amount of borrowing costs borne by the Fund will vary over time based on the Fund’s use of borrowings and variations in market interest rates. The Fund’s interest expense, and therefore its borrowing costs, will increase in a rising interest rate environment.

(8)  Shareholders also indirectly bear a portion of the asset-based fees, performance or incentive fees or allocations and other expenses incurred by the Fund as an investor in the Portfolio Funds. Generally, asset-based fees payable in connection with Portfolio Fund investments will range from 1.00% to 2.00% (annualized) of the commitment amount of the Fund’s investment, and performance or incentive fees or allocations are typically 20% of a Portfolio Fund’s net profits annually, although it is possible that such amounts may be exceeded for certain Portfolio Fund Managers. The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance-based fees or allocations paid by the Portfolio Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds.

(9)  The Adviser has entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) with the Fund and its Subsidiaries, whereby the Adviser has agreed to reduce the Management Fee payable to it (but not below zero), and to pay any operating expenses of the Fund (whether borne directly or indirectly through and in proportion to the Fund’s direct or indirect interest in the Subsidiaries), to the extent necessary to limit the operating expenses of the Fund (excluding brokerage commissions and other transactional expenses, interest (including interest incurred on borrowed funds and interest incurred in connection with bank and custody overdrafts), other borrowing costs and fees including interest and commitment fees, taxes, acquired fund fees and expenses, fees and expenses billed directly to any Subsidiary by any accounting firm for auditing, tax and other professional services provided to such Subsidiary, and fees and expenses billed directly to any Subsidiary for custody and fund administration services provided to such Subsidiary, litigation and indemnification expenses, judgments, and extraordinary expenses, in each case, unless otherwise noted above, incurred by the Fund or any Subsidiary (collectively, the “Excluded Expenses”)) to the annual rate (as a percentage of the average daily net assets of the applicable class of Shares of the Fund) of 2.00% and 2.15% with respect to Class I Shares and Class II Shares, respectively (the “Expense Cap”). For a period ending three years after the end of the month in which the Adviser waives its Management Fee or pays any operating expenses of the Fund pursuant to the Expense Cap, the Adviser may recoup amounts waived or incurred to the extent such recoupment does not cause the Fund’s operating expense ratio (after recoupment and Excluded Expenses) to exceed the lesser of (a) the expense limit in effect at the time of the waiver, and (b) the expense limit in effect at the time of the recoupment. The Expense Limitation Agreement will continue in effect through July 31, 2027, and will renew automatically for successive periods of one year thereafter, unless written notice of termination is provided by the Adviser to the Fund not less than 10 days prior to the end of the then-current term. The Board may terminate the Expense Limitation Agreement at any time on not less than ten (10) days’ prior notice to the Adviser, and the Expense Limitation Agreement may be amended at any time only with the consent of both the Adviser and the Board.

(10)Total annual fund operating expenses do not correlate to the ratio of net expenses to average net assets provided in the Fund’s most recent annual report due to acquired fund fees and expenses.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that all distributions are reinvested at net asset value and that the percentage amounts listed under Annual Expenses remain the same in the years shown (except that the example reflects the expense limitation agreement for the 1 Year period and the first year of the 3 Year, 5 Year and 10 Year periods in the example). The assumption in the hypothetical example of a 5% annual return is required by regulation of the SEC applicable to all registered investment companies. The assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of Shares. The effects of any waivers or reimbursement agreements are reflected for the contractual periods of any such arrangements only.

You Would Pay the Following Expenses Based on a $1,000 Investment in the Fund, Assuming a 5% Annual Return:	1 Year	3 Years	5 Years	10 Years
Class I Shares	$35	$108	$183	$382
Class II Shares	$36	$112	$190	$395

The example is based on the annual fees and expenses set out on the table above and should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. Moreover, the rate of return of the Fund may be greater or less than the hypothetical 5% return used in the example. A greater rate of return than that used in the example would increase the dollar amount of the asset-based fees paid by the Fund.

Purpose of Fee Table , Note [Text Block]

The purpose of the table above is to assist prospective investors in understanding the various fees and expenses Shareholders will bear directly or indirectly. For a more complete description of the various fees and expenses of the Fund, see “Management Fee,” “Shareholder Servicing and Distribution and Service Plan,” “Fund Expenses,” “Quarterly Repurchase Offers” and “Purchasing Shares.”

Basis of Transaction Fees, Note [Text Block]	as a percentage of repurchased amount
Other Expenses, Note [Text Block]	Other Expenses are based on estimated amounts for the current fiscal year. “Other Expenses” include, among other things, professional fees, certain fees and expenses of the Subsidiaries, corporate Subsidiary tax and other expenses that the Fund will bear, including initial and ongoing offering costs and fees and expenses of the Administrator, transfer agent and custodian.
Management Fee not based on Net Assets, Note [Text Block]	The Management Fee is equal to 1.50% on an annualized basis of the average daily net assets of the Fund. The Adviser has contractually agreed to reduce the Management Fee paid by the Fund in an amount equal to any management fees it receives from a Subsidiary, such that, for the collective net assets of the Fund and the Subsidiaries, the total Management Fee is calculated at a rate of 1.50%. Such waiver may be terminated only upon approval by the Board. Also, the Adviser may but is not obligated to waive up to 0.50% of the Management Fee on cash and cash equivalents held in the Fund from time to time. See “Management Fee” for additional information.
Acquired Fund Fees and Expenses, Note [Text Block]	The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance-based fees or allocations paid by the Portfolio Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds.
Incentive Allocation [Percent]	20.00%
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective and Strategies

Investment objective

The Fund’s investment objective is to generate long-term capital appreciation, consistent with prudent investment management.

The investment objective of the Fund is not a fundamental policy of the Fund and may be changed by the Board without the vote of a majority (as defined by the 1940 Act) of the Fund’s outstanding Shares. The Fund’s fundamental policies, which are listed in the SAI, may only be changed by the affirmative vote of a majority of the outstanding voting securities of the Fund.

Investment strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowing for investment purposes, in private equity investments, including: (i) investments in the equity of private operating companies (“Portfolio Companies”); (ii) primary and secondary investments in private equity funds managed by third-party managers (such funds, “Portfolio Funds” and the managers to such funds, “Portfolio Fund Managers”); and (iii) investments in publicly listed companies that pursue the business of private equity investing, including listed private equity companies, listed funds of funds, business development companies (“BDC”), special purpose acquisition companies (“SPAC”), alternative asset managers, holding companies, investment trusts, closed-end funds, financial institutions and other vehicles whose primary purpose is to invest in, lend capital to or provide services to privately held companies (together with Portfolio Companies and Portfolio Funds, “Private Equity Investments”). The Fund will also invest in short-term investments, including money market funds, short-term treasuries and other liquid investment vehicles (“Short-Term Investments”). The Fund intends to count the value of cash and any Short-Term Investments that cover unfunded commitments to invest equity in Private Equity Investments that the Fund reasonably expects to be called in the future as qualifying investments for purposes of its 80% policy. The Fund may also invest in private credit instruments of companies (including, senior, subordinated, second lien, mezzanine, bonds or collateralized loans) in an amount not to exceed 20% of its net assets at the time of investment (“Private Credit Instruments,” and together with Short-Term Investments and Private Equity Investments, “Fund Investments”). Investments in Private Credit Instruments and Private Equity Investments may include investments in distressed companies.

The Fund seeks to earn superior risk-adjusted returns by allocating its investments among the segments and opportunities within the private equity market that the Adviser/Sub-Adviser, as applicable, believes offer the most attractive relative value at a given point in time. The Adviser/Sub-Adviser, as applicable, believes that this investment strategy will capitalize on the diverse, dynamic nature of the private equity industry, resulting in a favorable return pattern relative to funds-of-funds and vehicles that focus solely on a narrow segment of the market, such as publicly traded private equity.

It is intended that the Fund will provide Shareholders with asset allocation services and access to private equity investments that are typically only available to large institutional investors, thereby offering an opportunity to increase the efficiency of portfolios that currently lack private equity exposure.

The principal elements of the Fund’s investment strategy include (i) allocating the assets of the Fund across the broad private equity market, (ii) well-established sourcing relationships for investment opportunities, (iii) selecting the investments that are believed to offer superior relative value, (iv) seeking to manage the Fund’s investment level and liquidity and (v) seeking to manage risk through ongoing monitoring of the portfolio.

•     Asset Allocation.    Just as in public equity markets, asset allocation across private equity market segments is a cornerstone of long-term portfolio performance. The Fund’s portfolio plan seeks to benefit from long-term allocation of investments through exposure to different industry sectors, geographic markets, investment types and vintage years.

•     Access.    In many segments of the private equity market, it is not enough to identify promising investments—access is also required. The Fund seeks to provide Shareholders with access to investments through well-established sourcing relationships that may be unavailable to the investing public due to resource requirements, regulatory restrictions and high investment minimums.

•     Rigorous Investment Analysis.    Changing market conditions can dramatically affect the attractiveness of different segments within the overall private equity market. Based on its ongoing review of developments in the private equity industry, the Adviser/Sub-Adviser, as applicable, seeks to identify and overweight the segments that it believes offer the most attractive investment opportunities.

•     Risk Management.    The long-term nature of private equity investments requires a commitment to ongoing risk management. The Adviser/Sub-Adviser, as applicable, seeks to maintain close contact with the Fund’s portfolio companies, and to monitor the performance of individual investments by tracking operating information and other pertinent details.

The Fund may make investments through wholly-owned and controlled subsidiaries (“Subsidiaries”). Such Subsidiaries will not be registered under the 1940 Act. References to the Fund’s investments and activities throughout this Prospectus include investments and activities through Subsidiaries. The Board of Trustees of the Fund (the “Board”) has oversight responsibility for the investment activities of the Fund, including its investment in any Subsidiary. To the extent the Adviser serves as the investment adviser to any Subsidiary, it will comply with Section 15 of the 1940 Act with respect to advisory contract approval. The Fund will comply with Section 8 and Section 18 of the 1940 Act, governing investment policies and capital structure and leverage, respectively, on an aggregate basis with any Subsidiary. Any Subsidiary will also comply with Section 17 of the 1940 Act relating to affiliated transactions and custody. As of the date of this Prospectus, the Fund has formed three Subsidiaries, each organized as a Delaware limited liability company. The Fund does not intend to create or acquire primary control of any entity which engages in investment activities in securities or other assets other than entities wholly-owned by the Fund.

Risk Factors [Table Text Block]

General Risks

The following are certain risk factors that relate to the operations and terms of the Fund. These considerations, which do not purport to be a complete description of any of the particular risks referred to or a complete list of all risks involved in an investment in the Fund, should be carefully evaluated before determining whether to invest in the Fund. For purposes of this section, risks that are applicable to Portfolio Funds and Portfolio Fund Managers also apply to publicly traded private equity vehicles and their associated portfolio managers, respectively.

The Shares are speculative and illiquid securities involving substantial risk of loss. An investment in the Fund is appropriate only for those investors who do not require a liquid investment, for whom an investment in the Fund does not constitute a complete investment program, and who fully understand and are capable of assuming the risks of an investment in the Fund.

Unlisted Closed-End Structure; Liquidity Limited to Quarterly Repurchases of Shares.    The Fund has been organized as a non-diversified, closed-end management investment company and designed primarily for long-term investors. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis.

Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares. Although the Fund will offer a limited degree of liquidity by conducting quarterly repurchase offers, a Shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. There is no assurance that you will be able to tender your Shares when or in the amount that you desire. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Shares are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end registered investment companies, and are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares, and should be viewed as a long-term investment.

There will be a substantial period of time between the date as of which Shareholders must submit a request to have their Shares repurchased and the date they can expect to receive payment for their Shares from the Fund. Shareholders whose Shares are accepted for repurchase bear the risk that the Fund’s net asset value may fluctuate significantly between the time that they submit their repurchase requests and the date as of which such Shares are valued for purposes of such repurchase. Shareholders will have to decide whether to request that the Fund repurchase their Shares without the benefit of having current information regarding the value of Shares on a date proximate to the date on which Shares are valued by the Fund for purposes of effecting such repurchases.

Repurchases of Shares, if any, may be suspended, postponed or terminated by the Board under certain circumstances. See “Quarterly Repurchase Offers.” An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Shares and the underlying investments of the Fund. Also, because Shares are not listed on any securities exchange, the Fund is not required, and does not intend, to hold annual meetings of its Shareholders unless called for under the provisions of the 1940 Act.

Unspecified investments; dependence on the Adviser/Sub-Adviser, as applicable.    The Adviser/Sub-Adviser, as applicable, has complete discretion to select Fund Investments as opportunities arise. The Fund and, accordingly, Shareholders, must rely upon the ability of the Adviser/Sub-Adviser, as applicable, to identify and implement Fund Investments consistent with the Fund’s investment objective. Shareholders will not receive or otherwise be privy to due diligence or risk information prepared by or for the Adviser/Sub-Adviser, as applicable, in respect of Fund Investments. The Adviser/Sub-Adviser, as applicable, has the authority and responsibility for asset allocation, the selection of Fund Investments and all other investment decisions for the Fund. The success of the Fund depends upon the ability of the Adviser/Sub-Adviser, as applicable, to develop and implement investment strategies that achieve the investment objective of the Fund. Shareholders will have no right or power to participate in the management or control of the Fund or Fund Investments, or the terms of any such investments. There can be no assurance that the Adviser/Sub-Adviser, as applicable, will be able to select or implement successful strategies or achieve their respective investment objectives.

Reliance on Key Personnel.    The Fund depends on the investment expertise, skill and network of business contacts of the Adviser/Sub-Adviser, as applicable. The Adviser/Sub-Adviser, as applicable, will evaluate, negotiate, structure, execute and monitor Private Equity Investments. The Fund’s future success depends to a significant extent on the continued service and coordination of the Adviser/Sub-Adviser, as applicable, and its investment management team. The departure of certain key personnel of the Adviser/Sub-Adviser, as applicable, could have a material adverse effect on the Fund’s ability to achieve its investment objectives.

The Fund’s ability to achieve its investment objectives depends on the Adviser’s/Sub-Adviser’s, as applicable, ability to identify, analyze, invest in, finance and monitor Portfolio Funds and portfolio companies that meet the Fund’s investment criteria. The Adviser’s/Sub-Adviser’s, as applicable, capabilities in structuring the investment process, providing competent, attentive and efficient services to the Fund, and facilitating access to financing on acceptable terms depend on the employment of investment professionals in an adequate number and of adequate sophistication to match the corresponding flow of transactions. To achieve the Fund’s investment objectives, the Adviser/Sub-Adviser, as applicable, may need to hire, train, supervise and manage new investment professionals to participate in the Fund’s investment selection and monitoring process. The Adviser/Sub-Adviser, as applicable, may not be able to find investment professionals in a timely manner or at all. Failure to support the Fund’s investment process could have a material adverse effect on the Fund’s business, financial condition and results of operations.

The Adviser/Sub-Adviser, as applicable, depends on its relationships with private equity sponsors, investment banks and commercial banks, and the Fund relies to a significant extent upon these relationships to provide the Fund with potential investment opportunities. If the Adviser/Sub-Adviser, as applicable, fails to maintain its existing relationships or develop new relationships with other sponsors or sources of investment opportunities, the Fund may not be able to grow its investment portfolio. In addition, individuals with whom the Adviser/Sub-Adviser, as applicable, has relationships are not obligated to provide the Fund or the Adviser/Sub-Adviser, as applicable, with investment opportunities, and, therefore, there is no assurance that such relationships will generate investment opportunities for the Fund.

Additionally, to the extent the Fund invests in Portfolio Funds, the Fund will be exposed to these risks with respect to the Portfolio Fund Managers of such Portfolio Funds. The Fund’s performance depends on the adherence by such Portfolio Fund Managers to their selected strategies, the instruments used by such Portfolio Fund Managers, the Adviser’s/Sub-Adviser’s, as applicable, ability to select Portfolio Fund Managers and strategies and effectively allocate the Fund’s assets among them. The Portfolio Fund Managers’ investment strategies or choice of specific securities may be unsuccessful and may cause the Portfolio Fund, and in turn the Fund, to incur losses.

Concentration of Investments.    Except to the extent required by applicable law and the Fund’s fundamental policies, there are no limitations imposed by the Adviser/Sub-Adviser, as applicable, as to the amount of Fund assets that may be invested in (i) any one geography, (ii) any one Fund Investment, (iii) in a Private Equity Investment managed by a particular general partner or its affiliates, (iv) indirectly in any single industry or (v) in any issuer. In addition, a Portfolio Company’s investment portfolio may consist of a limited number of companies and may be concentrated in a particular industry area or group. Accordingly, the investment portfolio may at times be significantly concentrated, both as to managers, geographies, industries and individual companies. Such concentration could offer a greater potential for capital appreciation as well as increased risk of loss. Such concentration may also be expected to increase the volatility of the Fund’s investment portfolio. The Fund is, however, subject to the asset diversification requirements applicable to RICs. See “Certain Tax Considerations.”

Limited operating history of Private Equity Investments.    Private Equity Investments may have limited operating histories and the information the Fund is able to obtain about such investments may be limited. As such, the ability of the Adviser/Sub-Adviser, as applicable, to evaluate past performance or to validate the investment strategies of such Private Equity Investment is limited. Moreover, even to the extent a Private Equity Investment has a longer operating history, the past investment performance of any of the Private Equity Investments should not be construed as an indication of the future results of such investments or the Fund, particularly as the investment professionals responsible for the performance of such investments may change over time. This risk is related to, and enhanced by, the risks created by the fact that the Adviser/Sub-Adviser, as applicable, relies upon information provided to it by the issuer of the securities it receives or the Portfolio Fund Managers (as applicable) that is not, and cannot be, independently verified.

Nature of Portfolio Companies.    The Private Equity Investments will include direct and indirect investments in Portfolio Companies. This may include Portfolio Companies in the early phases of development, which can be highly risky due to the lack of a significant operating history. This may also include Portfolio Companies with assets that are in one or more of various stages of their lifecycle or useful life, including development, construction, newly operating, regular operations, depreciating, and terminating. While some of these stages carry more risk than others, all stages carry risks. The Private Equity Investments may also include Portfolio Companies that are in a state of distress or which have a poor record, and which are undergoing restructuring or changes in management, and there can be no assurances that such restructuring or changes will be successful. The management of such Portfolio Companies may depend on one or two key individuals, and the loss of the services of any of such individuals may adversely affect the performance of such Portfolio Companies.

Investments in the Portfolio Funds generally; dependence on the Portfolio Fund Managers.    Because the Fund invests in Portfolio Funds, a Shareholder’s investment in the Fund will be affected by the investment policies and decisions of the Portfolio Fund Manager of each Portfolio Fund in direct proportion to the amount of Fund assets that are invested in each Portfolio Fund. The Fund’s net asset value may fluctuate in response to, among other things, various market and economic factors related to the markets in which the Portfolio Funds invest and the financial condition and prospects of issuers in which the Portfolio Funds invest. Certain risks related to the investment strategies and techniques utilized by the Portfolio Fund Managers are described below. The success of the Fund depends upon the ability of the Portfolio Fund Managers to develop and implement strategies that achieve their investment objectives. Shareholders will not have an opportunity to evaluate the specific investments made by the Portfolio Funds or the Portfolio Fund Managers, or the terms of any such investments. In addition, the Portfolio Fund Managers could materially alter their investment strategies from time to time without notice to the Fund. There can be no assurance that the Portfolio Fund Managers will be able to select or implement successful strategies or achieve their respective investment objectives.

Tax Risk.    The Fund has elected to be treated as a RIC under Subchapter M of the Code and intends each year to qualify and to be eligible to be treated as such. In order to qualify for such treatment, the Fund must derive at least 90% of its gross income each taxable year from qualifying income, meet certain asset diversification tests at the end of each fiscal quarter, and distribute at least 90% of its investment company taxable income for each taxable year.

If, in any year, the Fund were to fail to qualify for treatment as a RIC under the Code for any reason, and were not able to cure such failure, the Fund would be treated as a “C corporation” under the Code and, as such, would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as dividends. The Fund was taxed as a C corporation for the taxable years ended September 30, 2024 and September 30, 2025.

Temporary Investments.    The allocation among Fund Investments may vary from time to time, especially during the Fund’s initial period of investment operations. During the initial period of investment operations (which will be determined by the Adviser/Sub-Adviser, as applicable, and may last a significant period of time), the Fund may hold a relatively larger portion of its assets in publicly traded private equity investments (i.e., publicly listed companies that pursue the business of private equity investing), as compared to the Adviser’s/Sub-Adviser’s, as applicable, long-term target allocation among Fund Investments. In addition, the Fund may hold a substantial portion of the proceeds of the offering of Shares in short-term investments (including money market funds, short-term treasuries and other liquid investment vehicles) for a limited period of time while the Fund seeks desirable Portfolio Companies and Portfolio Funds.

Delays in investing the net proceeds of the offering of Shares may impair the Fund’s performance. The Fund cannot assure you it will be able to identify any investments that meet its investment objective or that any investment that the Fund makes will produce a positive return. The Fund may be unable to invest the net proceeds of the Fund’s offering on acceptable terms within the time period that the Fund anticipates or at all, which could harm the Fund’s financial condition and operating results.

Short-term investments may produce returns that are significantly lower than the returns that the Fund expects to achieve when the Fund’s portfolio is fully invested in accordance with the Adviser’s/Sub-Adviser’s, as applicable, long-term target allocations. As a result, any distributions that the Fund pays while the Fund’s portfolio is not fully invested in accordance with the Adviser’s/Sub-Adviser’s, as applicable, long-term target allocations may be lower than the distributions that the Fund may be able to pay when the Fund portfolio is fully invested in accordance with the Adviser’s/Sub-Adviser’s, as applicable, long-term target allocations.

Portfolio Funds not registered.    The Fund is registered as an investment company under the 1940 Act. The 1940 Act is designed to afford various protections to investors in pooled investment vehicles. For example, the 1940 Act imposes limits on the amount of leverage that a registered investment company can assume, restricts layering of costs and fees, restricts transactions with affiliated persons and requires that the investment company’s operations be supervised by a board of managers, a majority of whose members are independent of management. However, most of the Portfolio Funds in which the Fund invests are not subject to the provisions of the 1940 Act. Consequently, Portfolio Funds are not subject to the restrictions on leverage, affiliated transactions and other protections applicable to registered investment companies. Portfolio Funds also have greater ability to employ complex fee structures, including charging performance-related fees, and the Fund will bear such fees even if its shareholders experience losses from their investment in the Fund. Many Portfolio Fund Managers may not be registered as investment advisers under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). As an indirect investor in the Portfolio Funds managed by Portfolio Fund Managers that are not registered as investment advisers, the Fund will not have the benefit of certain of the protections of the Advisers Act.

Many Portfolio Funds are exempted from regulation under the 1940 Act because they permit investment only by investors who meet very high thresholds of investment experience and sophistication, as measured by net worth. The Fund’s investment qualification thresholds are generally lower. As a result, the Fund provides an avenue for investing in certain Portfolio Funds that would not otherwise be available to certain investors. This means that investors who would not otherwise qualify to invest in largely unregulated vehicles will have the opportunity to make such an investment through the Fund.

In addition, many Portfolio Funds do not maintain their securities and other assets in the custody of a bank or a member of a securities exchange, as generally required of registered investment companies, in accordance with certain SEC rules. A registered investment company which places its securities in the custody of a member of a securities exchange is required to have a written custodian agreement, which provides that securities held in custody will be at all times individually segregated from the securities of any other person and marked to clearly identify such securities as the property of such investment company and which contains other provisions designed to protect the assets of such investment company. The Portfolio Funds in which the Fund invests may maintain custody of their assets with brokerage firms which do not separately segregate such customer assets as would be required in the case of registered investment companies, or may not use a custodian to hold their assets. Under the provisions of the Securities Investor Protection Act of 1970, as amended, the bankruptcy of any brokerage firm used to hold Portfolio Fund assets could have a greater adverse effect on the Fund than would be the case if custody of assets were maintained in accordance with the requirements applicable to registered investment companies. There is also a risk that a Portfolio Fund Manager could convert assets committed to it by the Fund to its own use or that a custodian could convert assets committed to it by a Portfolio Fund Manager to its own use. There can be no assurance that the Portfolio Fund Managers or the entities they manage will comply with all applicable laws and that assets entrusted to the Portfolio Fund Managers will be protected. The information the Fund is able to obtain about the underlying investments of the Portfolio Funds in which it invests may at times be limited. Therefore, the Fund may have challenges in monitoring the operations and performance of the Portfolio Fund and its underlying investments.

Prospective investors should understand that the Fund is an appropriate investment only for investors who can tolerate a high degree of risk, including lesser regulatory protections in connection with the Fund’s investments in Portfolio Funds than might normally be available through investments in registered investment company vehicles.

Portfolio Funds are generally non-diversified.    While there are no regulatory requirements that the investments of the Portfolio Funds be diversified, some Portfolio Funds may undertake to comply with certain investment concentration limits. Portfolio Funds may at certain times hold large positions in a relatively limited number of investments. Portfolio Funds may target or concentrate their investments in particular markets, sectors or industries. Those Portfolio Funds that concentrate in a specific industry or target a specific sector will also be subject to the risks of that industry or sector, which may include, but are not limited to, rapid obsolescence of technology, sensitivity to regulatory changes, minimal barriers to entry and sensitivity to overall market swings. As a result, the net asset values of such Portfolio Funds may be subject to greater volatility than those of investment companies that are subject to diversification requirements and this may negatively impact the net asset value of the Fund.

Portfolio Funds’ securities are generally illiquid.    The securities of the Portfolio Funds in which the Fund invests or plans to invest will often be illiquid. Subscriptions to purchase the securities of Portfolio Funds are typically subject to restrictions or delays. There is no regular market for interests in many Portfolio Funds or Portfolio Companies, which typically must be sold in privately negotiated transactions. Any such sales would likely require the consent of the manager of the applicable Portfolio Fund or the board of the Portfolio Company, and could occur at a discount to the stated net asset value. If the Adviser/Sub-Adviser, as applicable, determines to cause the Fund to sell its interest in a Portfolio Fund or a Portfolio Company, the Fund may be unable to sell such interest quickly, if at all, and could therefore be obligated to continue to hold such interest for an extended period of time, or to accept a lower price for a quick sale.

Credit Risk.    The value of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In addition, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Senior Loans.    The Fund may invest in loans that are senior in the capital structure of the borrower or issuer, hold an equal ranking with other senior debt, or have characteristics (such as a senior position secured by liens on a borrower’s assets) that the Adviser/Sub-Adviser, as applicable, believes justify treatment as senior debt. Loans that are senior and secured generally involve less risk than unsecured or subordinated debt and equity instruments of the same borrower because the payment of principal and interest on senior loans are obligations of the borrower that, in most instances, take precedence over the payment of dividends, the return of capital to the borrower’s shareholders, and payments to bond holders; and because of the collateral supporting the repayment of the debt instrument. Senior loans are often rated below investment grade. Senior loans are generally secured by shares of certain group companies and may also be secured by specific collateral or guarantees, including but not limited to, trademarks, patents, accounts receivable, inventory, equipment, buildings, real estate, franchises and common and preferred stock of the borrower and its subsidiaries. Senior loans usually have shorter terms than more junior obligations and often require mandatory prepayments from excess cash flow, asset dispositions and offerings of debt and/or equity securities on a priority basis. The types of protection afforded to creditors such as the Fund will vary from investment to investment. Because of the unique nature of a loan agreement, and the private syndication of the loan, senior loans are generally not as easily purchased or sold as publicly traded securities. An interest in a non-investment grade loan is generally considered speculative in nature and may become a defaulted obligation for a variety of reasons. Upon any investment becoming a defaulted obligation, it may become subject to either substantial workout negotiations or restructuring, which may entail, among other things, a substantial reduction in the interest rate, a substantial write-down of principal and a substantial change in the terms, conditions and covenants with respect of such defaulted obligation. In addition, such negotiations or restructuring may be quite extensive and protracted over time, and therefore may result in uncertainty with respect to ultimate recovery on such defaulted obligation. The liquidity for defaulted obligations may be limited, and to the extent that defaulted obligations are sold, it is highly unlikely that the proceeds from such sale will be equal to the amount of unpaid principal and interest thereon. Consequently, the fact that a loan is secured does not guarantee that the Fund will receive principal and interest payments according to the loan’s terms, or at all, or that the Fund will be able to collect on the loan should it be forced to enforce its remedies.

Mezzanine Investments.    The Fund may invest in mezzanine loans. Structurally, mezzanine loans usually rank subordinate in priority of payment to senior debt, such as senior bank loans, and are often unsecured. However, mezzanine loans rank senior to common and preferred equity in a borrower’s capital structure. Mezzanine debt is often used in leveraged buyout and real estate finance transactions. Due to the higher risk profile and often less restrictive covenants of mezzanine loans as compared to senior loans, mezzanine loans sometimes earn a higher return than senior loans that are secured by collateral. Typically, mezzanine loans have elements of both debt and equity instruments, offering the fixed returns in the form of interest payments associated with senior debt, while providing lenders an opportunity to participate in the capital appreciation of a borrower, if any, through an equity interest. This equity interest typically takes the form of warrants. The warrants associated with mezzanine loans are typically detachable, which allows lenders to receive repayment of the loan principal on an agreed amortization schedule while retaining the equity interest in the borrower. Mezzanine loans also may include a “put” feature, which permits the holder to sell its equity interest back to the borrower at a price determined through an agreed-upon formula. Mezzanine loans may be issued with or without registration rights. Similar to other high yield securities, maturities of mezzanine loans are typically seven to 10 years, but the expected average life is significantly shorter at three to five years. Mezzanine loans are usually unsecured and subordinate to other debt obligations of an issuer. To the extent that a mezzanine loan does not have restrictive covenants that limit the ability of the borrower to further encumber its assets or that impose other obligations (or has less restrictive covenants), an investment in such loan will be particularly sensitive to the risks that are associated with loan investments.

Structured Finance Securities Risk.    The Fund’s investments may consist of collateralized loan obligations (“CLOs”) or similar instruments. Such structured finance securities are generally backed by an asset or a pool of assets, which serve as collateral. Depending on the type of security, the collateral may take the form of a portfolio of mortgage loans or bonds or other assets. The Fund and other investors in structured finance securities ultimately bear the credit risk of the underlying collateral. In some instances, the structured finance securities are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and subordinated/equity according to their degree of risk. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches.

In light of the above considerations, structured finance securities present risks similar to those of the other types of debt obligations in which the Fund may invest and such risks may be of greater significance in the case of structured finance securities. Moreover, investing in structured finance securities may entail a variety of unique risks. Structured finance securities may be subject to prepayment risk. In addition, the value of a structured finance security will be affected by a variety of factors, including the security’s priority in the capital structure of the issuer thereof, the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral and the capability of the servicer of the securitized assets. The complex structure of the security may produce unexpected investment results, especially during times of market stress or volatility. Investments in structured finance securities may also be subject to liquidity and valuation risks.

Distressed Debt.    Investments in distressed bonds are speculative and involve substantial risks in addition to the risks of investing in high-yield debt securities. The anticipated transaction regarding these instruments may be unsuccessful, take considerable time or result in a distribution of cash or a new security or obligation in exchange for the distressed debt obligations, the value of which may be less than the Fund’s purchase price of such debt obligations. The Fund also may incur expenses trying to protect its interests in distressed debt. Additionally, the prices of distressed bonds are likely to be more sensitive to adverse economic changes or individual issuer developments than the prices of higher rated securities. During an economic downturn or substantial period of rising interest rates, distressed debt issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals, or to obtain additional financing. Moreover, it is unlikely that a liquid market will exist for the Fund to sell its holdings in distressed debt securities. If the Fund and other accounts managed by the Adviser/Sub-Adviser, as applicable, invest in different parts of an issuer’s capital structure and the issuer encounters financial problems, decisions over the terms of any restructuring or workout are likely to raise conflicts of interest. The Fund may take actions adverse to other accounts or, to minimize such conflicts, may avoid making certain investments or taking certain actions, which could have the effect of limiting the Fund’s investment opportunities. Similarly, other accounts managed by the Adviser/Sub-Adviser, as applicable, may take actions adverse to the Fund. Successful investing in distressed companies involves substantial time, effort and expertise, as compared to other types of investments. Information necessary to properly evaluate a distress situation may be difficult to obtain or be unavailable and the risks attendant to a restructuring or reorganization may not necessarily be identifiable or susceptible to considered analysis at the time of investment. If the assessment of the eventual recovery value of investments in securities of distressed companies proves incorrect, the Fund may lose a substantial portion or all of its investment or may be required to accept cash or instruments worth less than its investment.

Valuations of Portfolio Funds valuations subject to adjustment.    The valuations reported by the Portfolio Fund Managers, based upon which the Fund determines its daily net asset value and the net asset value per Share may be subject to later adjustment or revision. For example, fiscal year-end net asset value calculations of the Portfolio Funds may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the net asset value of the Fund at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations from the Portfolio Fund Managers or revisions to the net asset value of a Portfolio Fund or direct private equity investment adversely affect the Fund’s net asset value, the outstanding Shares may be adversely affected by prior repurchases to the benefit of Shareholders who had their Shares repurchased at a net asset value higher than the adjusted amount.

Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Shares. New Shareholders may be affected in a similar way.

The valuations of Shares may be significantly affected by numerous factors, some of which are beyond the Fund’s control and may not be directly related to the Fund’s operating performance. These factors include:

•        changes in regulatory policies or tax guidelines;

•        changes in earnings or variations in operating results;

•        changes in the value of the Private Equity Investments;

•        changes in accounting guidelines governing valuation of the Private Equity Investments;

•        any shortfall in revenue or net income or any increase in losses from levels expected by investors;

•        departure of the Adviser/Sub-Adviser, as applicable, or certain of its respective key personnel;

•        general economic trends and other external factors; and

•     loss of a major funding source.

Valuation of Private Equity Investments Uncertain.    Under the 1940 Act, the Fund is required to carry Private Equity Investments at market value or, if there is no readily available market value, at fair value as determined by the “valuation designee,” in accordance with the Fund’s valuation procedures, which have been approved by the Board. The Board has designated the Adviser as its valuation designee pursuant to Rule 2a-5 under the 1940 Act, subject to its oversight. There is not a public market or active secondary market for many of the securities of the privately held companies in which the Fund invests. Rather, many of the Private Equity Investments may be traded on a privately negotiated over-the-counter secondary market for institutional investors. As a result, the valuation designee values such securities at fair value as determined in good faith in accordance with the valuation procedures that have been approved by the Board.

The determination of fair value, and thus the amount of unrealized losses the Fund may incur in any year, is to a degree subjective, and the Adviser has a conflict of interest in making the determination. Because such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, the valuation designee’s determinations of fair value may differ materially from the values that would have been used if a ready market for these non-traded securities existed. Due to this uncertainty, the valuation designee’s fair value determinations may cause the Fund’s net asset value on a given date to understate or overstate materially the value that the Fund may ultimately realize upon the sale of one or more Private Equity Investments. Under limited circumstances (such as to resolve a pricing issue regarding a Private Equity Investment), the Fund may retain a valuation assurance service provider to provide the Fund reasonable assurance on the correctness of the processes and procedures leading to the fair value determinations by the Adviser. See “Calculation of net asset value; Valuation.”

Liquidity and Valuation Risk.    Liquidity risk is the risk that securities may be difficult or impossible to sell at the time the Adviser/Sub-Adviser, as applicable, would like or at the price it believes the security is currently worth. Liquidity risk may be increased for certain Fund investments, including those investments in funds with gating provisions or other limitations on investor withdrawals and restricted or illiquid securities. Some funds in which the Fund invests may impose restrictions on when an investor may withdraw its investment or limit the amounts an investor may withdraw. To the extent that the Adviser/Sub-Adviser, as applicable, seeks to reduce or sell out of its investment at a time or in an amount that is prohibited, the Fund may not have the liquidity necessary to participate in other investment opportunities or may need to sell other investments that it may not have otherwise sold.

The Fund may also invest in securities that, at the time of investment, are illiquid, as determined by using the SEC’s standard applicable to registered investment companies (i.e., securities that cannot be disposed of by the Fund within seven calendar days in the ordinary course of business at approximately the amount at which the Fund has valued the securities). Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Investment of the Fund’s assets in illiquid and restricted securities may also restrict the Fund’s ability to take advantage of market opportunities.

The Subsidiaries are expected to invest in illiquid assets, and the Fund’s investments in such entities will be illiquid. The Subsidiaries may be unable to sell their assets, or be forced to sell them at reduced prices. The Fund also may invest directly in other private securities that it may not be able to sell at the Fund’s current carrying value for the securities. The illiquidity of these securities may adversely affect the Fund.

Valuation risk is the risk that one or more of the securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult, in which case the Adviser’s/Sub-Adviser’s, as applicable, judgment may play a greater role in the valuation process.

Publicly Traded Private Equity Risk.    Publicly traded private equity companies are typically regulated vehicles listed on a public stock exchange that invest in private equity transactions or funds. Such vehicles may take the form of corporations, business development companies, unit trusts, publicly traded partnerships, or other structures, and may focus on mezzanine, infrastructure, buyout or venture capital investments. Publicly traded private equity may also include investments in publicly listed companies in connection with a privately negotiated financing or an attempt to exercise significant influence on the subject of the investment. Publicly traded private equity investments usually have an indefinite duration.

Publicly traded private equity occupies a small portion of the public equity universe, including only a few professional investors who focus on and actively trade such investments. As a result, relatively little market research is performed on publicly traded private equity companies, only limited public data may be available regarding these companies and their underlying investments, and market pricing may significantly deviate from published net asset value. This can result in market inefficiencies and may offer opportunities to specialists that can value the underlying private equity investments. Publicly traded private equity vehicles are typically liquid and capable of being traded daily, in contrast to direct investments and private equity funds, in which capital is subject to lengthy holding periods. Accordingly, publicly traded private equity transactions are significantly easier to execute than other types of private equity investments, giving investors an opportunity to adjust the investment level of their portfolios more efficiently.

Failure to qualify as a RIC or satisfy distribution requirement.    To qualify for and maintain RIC qualification under the Code, the Fund must meet the following annual distribution, source-of-income and asset diversification requirements. See “Certain Tax Considerations.”

•     The annual distribution requirement for a RIC will be satisfied if the Fund distributes to Shareholders on an annual basis at least 90% of the Fund’s net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any. Because the Fund may borrow, it is subject to an asset coverage ratio requirement under the 1940 Act and may in the future become subject to certain financial covenants under loan and credit agreements that could, under certain circumstances, restrict the Fund from making distributions necessary to satisfy the distribution requirement. If the Fund is unable to obtain cash from other sources, it could fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.

The source-of-income requirement will be satisfied if the Fund obtains at least 90% of its income for each year from dividends, interest, gains from the sale of stock or securities or similar passive sources.

•     The asset diversification requirement will be satisfied if the Fund meets certain asset diversification requirements at the end of each quarter of the Fund’s tax year. To satisfy this requirement,

o     at least 50% of the value of the Fund’s assets must consist of cash, cash equivalents, U.S. government securities, securities of other RICs and other securities if such other securities of any one issuer do not represent more than 5% of the value of the Fund’s assets or more than 10% of the outstanding voting securities of such issuer, and

o     no more than 25% of the value of the Fund’s assets can be invested in the securities, other than U.S. government securities or securities of other RICs, of one issuer, of two or more issuers that are controlled, as determined under the Code and its applicable regulations, by the Fund and that are engaged in the same or similar or related trades or businesses or of certain “qualified publicly traded partnerships.” Failure to meet these requirements may result in the Fund having to dispose of certain investments quickly in order to prevent the loss of its qualification as a RIC. Because most of the Fund’s investments will be in private companies, and therefore will be relatively illiquid, any such dispositions could be made at disadvantageous prices and could result in substantial losses.

If the Fund fails to qualify for or maintain RIC tax treatment for any reason and is subject to corporate income tax, the resulting corporate taxes, if any, could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of the Fund’s distributions. The Fund did not qualify as a RIC pursuant to Subchapter M of the Code for the tax years ended September 30, 2024 and September 30, 2025 because it did not generate at least 90% of its gross income from qualifying sources. As a C corporation, the Fund was subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax exempt income and net long term capital gains, were taxable to shareholders as dividends. The Fund intends to elect to be treated as a RIC for U.S. federal income tax purposes, and it further intends to be treated, and expects each year to qualify as a RIC for U.S. federal income tax purposes beginning taxable year ended September 30, 2026.

Difficulty meeting RIC distribution requirement.    For U.S. federal income tax purposes, the Fund may be required to recognize taxable income in circumstances in which the Fund does not receive a corresponding payment in cash. For example, if the Fund holds debt obligations that are treated under applicable tax rules as having original issue discount (such as debt instruments with PIK interest or, in certain cases, increasing interest rates or debt instruments that were issued with warrants), the Fund must include in income each year a portion of the original issue discount that accrues over the life of the obligation, regardless of whether cash representing such income is received by the Fund in the same taxable year. The Fund may also have to include in income other amounts that the Fund has not yet received in cash, such as deferred loan origination fees that are paid after origination of the loan or are paid in non-cash compensation such as warrants or stock. Furthermore, the Fund may invest in non-U.S. corporations (or other non-U.S. entities treated as corporations for U.S. federal income tax purposes) that could be treated under the Code and U.S. Treasury Regulations promulgated thereunder (the “Treasury Regulations”) as “passive foreign investment companies” and/or “controlled foreign corporations.” The rules relating to investment in these types of non-U.S. entities are designed to ensure that U.S. taxpayers are either, in effect, taxed currently (or on an accelerated basis with respect to corporate level events) or taxed at increased tax rates at distribution or disposition. In certain circumstances this could require the Fund to recognize income where the Fund does not receive a corresponding payment in cash.

The Fund anticipates that a portion of its income may constitute original issue discount or other income required to be included in taxable income prior to receipt of cash. Further, the Fund may elect to amortize market discounts and include such amounts in its taxable income in the current year, instead of upon disposition, as an election not to do so would limit the Fund’s ability to deduct interest expenses for tax purposes.

Because any original issue discount or other amounts accrued will be included in the Fund’s investment company taxable income for the year of the accrual, the Fund may be required to make a distribution to Shareholders in order to satisfy the annual distribution requirement, even though the Fund will not have received any corresponding cash amount. As a result, the Fund may have difficulty meeting the annual distribution requirement necessary to qualify for and maintain its qualification as a RIC under the Code. The Fund may have to sell some of its investments at times and/or at prices the Fund would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If the Fund is not able to obtain cash from other sources, the Fund may fail to qualify for or maintain RIC tax treatment and thus become subject to corporate-level income tax. For additional discussion regarding the tax implications of a RIC, see “Certain Tax Considerations.”

Market Disruption and Geopolitical Risk.    The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. Likewise, natural and environmental disasters, such as, for example, earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, as well as the spread of infectious illness or other public health issues, including widespread epidemics or pandemics, and systemic market dislocations can be highly disruptive to economies and markets. In addition, continued military action by Russia in Ukraine may adversely affect global energy and financial markets and therefore could affect the value of a Portfolio’s investments, including beyond a Portfolio’s direct exposure to Russian issuers or nearby geographic regions. Furthermore, the Iranian conflict and prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflicts, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign banks have in the past experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by banking regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign financial institutions and economies. These events as well as other changes in non-U.S. and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of Fund Investments. Any of these occurrences could disrupt the operations of the Fund and the Fund’s service providers. Continuing technological developments in, and the increasingly widespread use of, artificial intelligence, including machine learning technology and generative artificial intelligence (“AI”), may pose risks to the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of AI. Any such regulations may not have the intended effect on financial markets. Issues in the construction and implementation of AI systems and models (including software issues, issues related to the use of AI and other technological issues), the profitability and growth of Fund holdings may be impacted, which could significantly impact the overall performance of the Fund. AI systems may contain design flaws or faulty assumptions, rely on incomplete or inaccurate data inputs, and may be difficult to interpret or audit. The legal and regulatory frameworks within which AI operates continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.

Market Uncertainties.    Even if the Portfolio Companies’ product and service development efforts are successful, their ultimate success will depend upon market acceptance of the concepts, the products and the services. The Portfolio Companies may not have engaged in any formal market research studies with respect to the establishment of a market for their products. There can be no assurance that performance errors and deficiencies will not be found, or if found, that they will be able to successfully correct such performance errors and deficiencies in a timely manner or at all.

Even if the concepts gain initial market acceptance, competitors are likely to introduce concepts with comparable price and performance characteristics. This competition may result in reduced future market acceptance for their products and decreasing sales and lower gross margins which could have a material adverse effect on the business, financial condition and results of operations of the Fund and the Portfolio Companies.

Competition for investment opportunities.    The Fund competes for investments with other investment funds (including registered investment companies, private equity funds, mezzanine funds and collateralized loan obligation funds), as well as traditional financial services companies such as commercial banks, finance companies, business development companies, small business investment companies and other sources of funding.

Moreover, alternative investment vehicles, such as hedge funds, have begun to invest in areas in which they have not traditionally invested, including making investments in private U.S. companies. As a result of these new entrants, competition for investment opportunities in private U.S. companies may strengthen. Many of the Fund’s competitors are substantially larger and have considerably greater financial, technical and marketing resources than the Fund. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments than the Fund.

These characteristics could allow competitors to consider a wider variety of investments, establish more relationships and offer better pricing and more flexible structuring than the Fund is able to do. As a result, the Fund may lose investment opportunities if it does not match its competitors’ pricing, terms and structure. No assurance can be given that the Fund will be able to identify and complete attractive investments in the future or that it will be able to fully invest its subscriptions. Even if the Adviser/Sub-Adviser, as applicable, or a Portfolio Fund Manager identifies an attractive investment opportunity, the Fund or the Portfolio Fund may not be permitted to take advantage of the opportunity to the fullest extent desired.

If the Fund is forced to match its competitors’ pricing, terms and structure, it may not be able to achieve acceptable returns on its investments or may bear substantial risk of capital loss. Furthermore, many of the Fund’s competitors are not subject to the source-of-income, asset diversification and distribution requirements the Fund must satisfy to maintain its qualification as a RIC.

Access to Investments.    The Fund is registered as an investment company under the 1940 Act and is subject to certain restrictions under the 1940 Act, and certain tax requirements, among other restrictions, that limit the Fund’s ability to make investments, as compared to a fund that is not so registered. Such restrictions may prevent the Fund from participating in (or increasing its share of) certain favorable investment opportunities, or may lead to a lack of exposure to a certain type of investment for certain periods of time. The Fund’s intention to qualify and be eligible for treatment as a regulated investment company under the Code in the future can limit its ability to acquire or continue to hold positions in investments that would otherwise be consistent with its investment strategy. The Fund incurs additional expenses (compared to a fund that is not registered under the 1940 Act) in determining whether an investment is permissible under the 1940 Act and in structuring investments to comply with the 1940 Act, which reduces returns to Shareholders of the Fund.

Non-Diversified Status.    The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the 1940 Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more Fund Investments are allocated a relatively large percentage of the Fund’s assets, losses suffered by such Fund Investments could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of investments. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company. However, the Fund will be subject to diversification requirements applicable to RICs under the Code. See “Certain Tax Considerations.”

Regulatory Risks of Private Funds.    The regulatory environment for private funds, including Portfolio Funds (and for registered investment companies investing in private funds) is complex and evolving. Changes in the regulation or taxation of private funds are impossible to predict and may adversely affect the value of the Private Equity Investments, the ability of the Fund to execute its investment strategy, and the ability of the Fund to offer its interests to investors who do not qualify as “accredited investors” as defined under Regulation D promulgated under the Securities Act of 1933, as amended (the “Securities Act”). There is no guarantee that the SEC will not require the Fund’s Shareholders to meet certain eligibility criteria in the future. Under such circumstances, any Shareholders of the Fund who are not “accredited investors” may be subject to mandatory repurchase of all of their Shares in the Fund.

General Legal, Tax and Regulatory Risks.    Legal, tax and regulatory changes could occur during the term of the Fund which may materially adversely affect the Fund. For example, the regulatory and tax environment for leveraged investors and for private equity funds generally is evolving, and changes in the direct or indirect regulation or taxation of leveraged investors or private equity funds may materially adversely affect the ability of the Fund to pursue its investment strategies or achieve its investment objective. The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) vests U.S. federal bank, securities and commodities regulators with significant and extensive rulemaking, supervisory and enforcement authority. The implementation of the Dodd-Frank Act requires the adoption of various regulations and the preparation of reports by various agencies over a period of time. It is unclear how these regulators will exercise these revised and expanded powers and whether they will undertake rulemaking, supervisory or enforcement actions that would adversely affect the Fund or investments made by the Fund. There can be no assurance that future regulatory actions authorized by the Dodd-Frank Act will not significantly reduce the profitability of the Fund. The implementation of the Dodd-Frank Act could adversely affect the Fund by increasing transaction and/or regulatory compliance costs.

Derivative Risk.    Subject to applicable law, some or all of the Portfolio Funds and the Fund may use options, swaps, futures contracts, forward agreements and other derivatives contracts. Transactions in derivative instruments present risks, including risks arising from the use of leverage (which increases the magnitude of losses), volatility, the possibility of default by a counterparty, and illiquidity. Use of derivative instruments for hedging or speculative purposes by the Fund or the Portfolio Funds could present significant risks, including the risk of losses in excess of the amounts invested. Rule 18f-4 under the 1940 Act (“Rule 18f-4”) regulates a registered investment company’s use of derivatives and certain related instruments. Among other things, Rule 18f-4 limits a fund’s derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. Subject to certain conditions, limited derivatives users (as defined in Rule 18f-4), however, are not subject to the full requirements of Rule 18f-4.

Foreign Investments and Emerging Markets Risk.    Investment in foreign issuers or securities principally traded outside the United States may involve special risks due to foreign economic, political, and legal developments, including favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation, nationalization or confiscatory taxation of assets, and possible difficulty in obtaining and enforcing judgments against foreign entities. The Fund, a Portfolio Fund and/or a Portfolio Company may be subject to foreign taxation on realized capital gains, dividends or interest payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Transaction-based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes. Any taxes or other charges paid or incurred by the Fund or a Portfolio Fund in respect of its foreign securities will reduce the Fund’s yield. See “Certain Tax Considerations” below for more information about these and other special tax considerations applicable to investments in securities of foreign issuers and securities principally traded outside the United States.

In addition, the tax laws of some foreign jurisdictions in which a Portfolio Fund or Portfolio Company may invest are unclear and interpretations of such laws can change over time. As a result, in order to comply with guidance related to the accounting and disclosure of uncertain tax positions under GAAP, a Portfolio Fund may be required to accrue for book purposes certain foreign taxes in respect of its foreign securities or other foreign investments that it may or may not ultimately pay. Such tax accruals will reduce a Portfolio Fund’s net asset value at the time accrued, even though, in some cases, the Portfolio Fund ultimately will not pay the related tax liabilities. Conversely, a Portfolio Fund’s net asset value will be increased by any tax accruals that are ultimately reversed.

Issuers of foreign securities are subject to different, often less comprehensive, accounting, custody, reporting, and disclosure requirements than U.S. issuers. The securities of some foreign governments, companies, and securities markets are less liquid, and at times more volatile, than comparable U.S. securities and securities markets. Foreign brokerage commissions and related fees also are generally higher than in the United States. Portfolio Funds that invest in foreign securities also may be affected by different custody and/or settlement practices or delayed settlements in some foreign markets. The laws of some foreign countries may limit the Fund’s or a Portfolio Fund’s ability to invest in securities of certain issuers located in those countries. Foreign countries may have reporting requirements with respect to the ownership of securities, and those reporting requirements may be subject to interpretation or change without prior notice to investors. No assurance can be given that the Fund or a Portfolio Fund or Portfolio Company will satisfy applicable foreign reporting requirements at all times.

Exchange-Traded Product Risk.    The Fund may invest in long (or short) positions in ETFs. Through its positions in ETFs, the Fund will be subject to the risks associated with such vehicles’ investments, including the possibility that the value of the securities or instruments held by an ETF could decrease (or increase), and will bear its proportionate share of the ETF’s fees and expenses. In addition, certain of the ETFs may hold common portfolio positions, thereby reducing any diversification benefits.

Investment in Other Investment Companies Risk.    As with other investments, investments in other investment companies, including ETFs, are subject to market and manager risk. Through its positions in other investment companies, the Fund will be subject to the risks associated with such vehicles’ investments, including the possibility that the value of the securities or instruments held by the investment company could decrease (or increase). In addition, if the Fund acquires shares of investment companies, investors bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies.

Dilution from Subsequent Offerings of Shares.    The Fund may accept additional subscriptions for Shares as determined by the Board, in its sole discretion. Additional purchases will dilute the indirect interests of existing Shareholders in the Private Equity Investments prior to such purchases, which could have an adverse impact on the existing Shareholders’ interests in the Fund if subsequent Private Equity Investments underperform the prior investments. Further, in certain cases Portfolio Fund Managers may structure performance-based compensation, with such compensation being paid only if gains exceed prior losses. The value attributable to the fact that no performance-based compensation is being paid to a Portfolio Fund Manager until its gains exceed prior losses is not taken into account when determining the NAV of the Fund. New purchases of Shares will dilute the benefit of such compensation structures to existing Shareholders.

Reporting Requirements.    Shareholders who beneficially own Shares that constitute more than 5% or 10% of the Fund’s Shares are subject to certain requirements under the Securities Exchange Act of 1934, as amended, and the rules promulgated thereunder. These include requirements to file certain reports with the SEC. The Fund has no obligation to file such reports on behalf of such Shareholders or to notify Shareholders that such reports are required to be made. Shareholders who may be subject to such requirements should consult with their legal advisers.

Uncertain source and quantity of funding.    Proceeds from the sale of Shares will be used for the Fund’s investment opportunities, operating expenses and for payment of various fees and expenses such as the Management Fee and other fees. Any working capital reserves the Fund maintains may not be sufficient for investment purposes, and it may require debt or equity financing to operate. Accordingly, in the event that the Fund develops a need for additional capital in the future for investments or for any other reason, these sources of funding may not be available to the Fund. Consequently, if the Fund cannot obtain debt or equity financing on acceptable terms, the ability to acquire investments and expand operations will be adversely affected. As a result, the Fund would be less able to achieve portfolio diversification and the investment objectives, which may negatively impact the Fund’s results of operations and reduce the Fund’s ability to make distributions to Shareholders.

Fluctuations in performance.    The Fund could experience fluctuations in its performance due to a number of factors, including, but not limited to, the Fund’s ability or inability to make investments in companies that meet the Fund’s investment criteria, the interest rate payable on the debt securities the Fund acquires, the level of the Fund’s expenses, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these factors, results for any previous period should not be relied upon as being indicative of performance in future periods.

Payment In-Kind for Repurchased Shares.    The Fund does not expect to distribute securities as payment for repurchased Shares except in unusual circumstances. The Fund has the right to distribute securities as payment for repurchased Shares in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund or on Shareholders not requesting that their Shares be repurchased. For example, it is possible that the Fund may receive securities from a Private Equity Investment that are illiquid or difficult to value. In such circumstances, the Adviser/Sub-Adviser, as applicable, would seek to dispose of these securities in a manner that is in the best interests of the Fund, which may include a distribution in-kind to the Fund’s Shareholders. In the event that the Fund makes such a distribution of securities, Shareholders will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities.

Cybersecurity Risk.    The Fund and its service providers are susceptible to cyber-attacks and to technological malfunctions that have effects similar to those of a cyber-attack. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and disrupting operations.

Successful cyber-attacks against, or security breakdowns of, the Fund, the Adviser, the Sub-Adviser, or a custodian, transfer agent, or other service provider may adversely affect the Fund or its Shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect the Fund’s ability to calculate its net asset value, cause the release or misappropriation of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses and additional compliance costs. While each of the Adviser and the Sub-Adviser has established business continuity plans and systems designed to prevent, detect and respond to cyber-attacks, those plans and systems have inherent limitations. Any problems relating to the performance and effectiveness of security procedures used by the Fund or its service providers to protect the Fund’s assets, such as algorithms, codes, passwords, multiple signature systems, encryption and telephone call-backs, may have an adverse impact on an investment in the Fund. Similar types of cyber security risks also are present for issuers of securities in which the Fund invests, which could have material adverse consequences for those issuers and result in a decline in the market price of their securities. Furthermore, as a result of cyber-attacks, technological disruptions, malfunctions, or failures, an exchange or market may close or suspend trading in specific securities or the entire market, which could prevent the Fund from, among other things, buying or selling securities or accurately pricing their investments. The Fund cannot directly control cyber security plans and systems of its service providers, the Fund’s counterparties, issuers of securities in which the Fund invests, or securities markets and exchanges. Cybersecurity and other operational and technology issues may result in financial losses to the Fund and its shareholders, impede business transactions, violate privacy and other laws, subject the Fund to certain regulatory penalties and reputational damage, and increase compliance costs and expenses.

Restrictions on borrowing.    The Fund may borrow for investment purposes. If the value of the Fund’s assets declines, the Fund may be unable to satisfy the asset coverage test, which would prohibit the Fund from paying distributions and could prevent the Fund from qualifying as a RIC in future years. If the Fund cannot satisfy the asset coverage test, the Fund may be required to sell a portion of its investments and, depending on the nature of the Fund’s debt financing, repay a portion of the Fund’s indebtedness at a time when such sales may be disadvantageous. In addition, any amounts that the Fund uses to service its indebtedness would not be available for distribution by the Fund to Shareholders.

Control Positions.    The Fund (in the case of direct investments) and the Private Equity Investments may take control positions in Portfolio Companies. The exercise of control over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise management, violation of governmental regulations and other types of liability in which the limited liability characteristic of a corporation may be ignored, which would increase the Fund’s possibility of incurring losses.

Leverage.    There are significant risks associated with borrowings and leverage. Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. There is no assurance that a leveraging strategy would be successful. Leverage involves risks and special considerations for shareholders including:

•     the likelihood of greater volatility of NAV of the Shares, and of the investment return to shareholders, than a comparable portfolio without leverage;

•     the risk that fluctuations in interest rates on borrowings and short-term debt that the Fund must pay will reduce the return to shareholders;

•     the effect of leverage in a declining market or a rising interest rate environment, which would likely cause a greater decline in the NAV of the Shares than if the Fund were not leveraged;

•     the potential for an increase in operating costs, which may reduce the Fund’s total return; and

•     the possibility either that dividends will fall if the interest and other costs of leverage rise, or that dividends paid on Shares will fluctuate because such costs vary over time.

The Fund may engage in borrowing for investment and/or cash management purposes through use of a secured credit facility. In addition, the Subsidiaries and the Portfolio Funds in which the Fund invests may also utilize leverage. While leverage presents opportunities for increasing the Fund’s, the Subsidiaries’, or a Portfolio Fund’s total return, it has the effect of potentially increasing losses as well. If income and appreciation on investments made with borrowed funds are less than the required interest payments on the borrowings, the value of the Fund, the Subsidiaries, or the Portfolio Fund will decrease. Additionally, any event which affects adversely the value of an investment by the Fund, the Subsidiaries, or a Portfolio Fund would be magnified to the extent the Fund, the Subsidiaries, or such Portfolio Fund is leveraged. Furthermore, because the Portfolio Funds may themselves incur higher levels of leverage than that which the Fund is permitted, the Fund could be effectively leveraged in an amount far greater than the limit imposed by the 1940 Act.

Currency Risk.    Although the Fund intends to invest predominantly in the United States, the Fund’s portfolio is anticipated to include investments in a number of different currencies. Any returns on, and the value of such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which Fund Investments are denominated against the U.S. Dollar may result in a decrease in the Fund’s net asset value. The Adviser/Sub-Adviser, as applicable, may or may not elect to hedge the value of investments made by the Fund against currency fluctuations, and even if the Adviser/Sub-Adviser, as applicable, deems hedging appropriate, it may not be possible or practicable to hedge currency risk exposure. Accordingly, the performance of the Fund could be adversely affected by such currency fluctuations.

Hedging.    The Fund may seek to hedge against interest rate and currency exchange rate fluctuations and credit risk by using structured financial instruments such as futures, options, swaps and forward contracts, subject to the requirements of the 1940 Act. Use of structured financial instruments for hedging purposes may present significant risks, including the risk of loss of the amounts invested. Defaults by the other party to a hedging transaction can result in losses in the hedging transaction. Hedging activities also involve the risk of an imperfect correlation between the hedging instrument and the asset being hedged, which could result in losses both on the hedging transaction and on the instrument being hedged. Use of hedging activities may not prevent significant losses and could increase losses. Further, hedging transactions may reduce cash available to pay distributions to Shareholders.

Risks relating to accounting, auditing and financial reporting, etc. The legal, regulatory, disclosure, accounting, auditing and reporting standards in certain of the countries in which Fund Investments (both direct and indirect) may be made may be less stringent and may not provide the same degree of protection or information to investors as would generally apply in the United States. Although the Fund will be using U.S. generally accepted accounting principles (“GAAP”), the assets, liabilities, profits and losses appearing in published consolidated financial statements of the Fund Investments may not reflect their financial position or operating results as they would be reflected under GAAP. Accordingly, the net asset value of the Fund published from time to time may not accurately reflect a realistic value for any or all of the investments.

Certain Fund Investments may be in Portfolio Companies that do not maintain internal management accounts or adopt financial budgeting, internal audit or internal control procedures to standards normally expected of companies in the United States. Accordingly, information supplied to the Fund and the Portfolio Funds may be incomplete, inaccurate and/or significantly delayed. The Fund and the Portfolio Funds may therefore be unable to take or influence timely actions necessary to rectify management deficiencies in such Portfolio Companies, which may ultimately have an adverse impact on the net asset value of the Fund.

Amount or frequency of distributions not guaranteed.    The Fund expects to pay distributions out of assets legally available for distribution from time to time, at the sole discretion of the Board. Nevertheless, the Fund cannot assure Shareholders that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year increases in cash distributions. The Fund’s ability to pay distributions may be adversely affected by the impact of the risks described in this Prospectus. All distributions will depend on the Fund’s earnings, its net investment income, its financial condition, and such other factors as the Board may deem relevant from time to time.

In the event that the Fund encounters delays in locating suitable investment opportunities, the Fund may return all or a substantial portion of the proceeds from the offering of Shares in anticipation of future cash flow, which may constitute a return of your capital and will lower your tax basis in your Shares. A return of capital generally is a return of your investment rather than a return of earnings or gains derived from the Fund’s investment activities and will be made after deduction of the fees and expenses payable in connection with the proceeds from the offering of Shares, including any fees payable to the Adviser.

Portfolio Fund operations not transparent.    The Adviser/Sub-Adviser, as applicable, does not control the investments or operations of the Portfolio Funds. A Portfolio Fund Manager may employ investment strategies that differ from its past practices and are not fully disclosed to the Adviser/Sub-Adviser, as applicable, and that involve risks that are not anticipated by the Sub-Adviser. Some Portfolio Fund Managers may have a limited operating history and some may have limited experience in executing one or more investment strategies to be employed for a Portfolio Fund. Furthermore, there is no guarantee that the information given to the Administrator and reports given to the Adviser/Sub-Adviser, as applicable, with respect to the Private Equity Investments will not be fraudulent, inaccurate or incomplete.

Valuation of the Fund’s interests in Portfolio Funds.    The valuation of the Fund’s investments in Portfolio Funds is ordinarily determined based upon valuations provided by the Portfolio Fund Managers of such Portfolio Funds which valuations are generally not audited. A majority of the securities in which the Portfolio Funds invest will not have a readily ascertainable market price and will be valued by the Portfolio Fund Managers. In this regard, a Portfolio Fund Manager may face a conflict of interest in valuing the securities, as their value may affect the Portfolio Fund Manager’s compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Portfolio Fund, the accuracy of the valuations provided by the Portfolio Funds, that the Portfolio Funds will comply with their own internal policies or procedures for keeping records or making valuations, or that the Portfolio Funds’ policies and procedures and systems will not change without notice to the Fund. As a result, valuations of the securities may be subjective and could prove in hindsight to have been wrong, potentially by significant amounts. The Adviser has established a committee (the “Valuation Committee”) to oversee the valuation of the Private Equity Investments pursuant to procedures adopted by the Board. The members of the Valuation Committee may face conflicts of interest in overseeing the valuation of the Private Equity Investments, as the value of the Private Equity Investments will affect the Adviser’s compensation. Moreover, neither the Valuation Committee nor the Adviser will generally have sufficient information in order to be able to confirm or review the accuracy of valuations provided by Portfolio Fund Managers.

A Portfolio Fund Manager’s information could be inaccurate due to fraudulent activity, misvaluation or inadvertent error. In any case, the Fund may not uncover errors for a significant period of time. Even if the Adviser/Sub-Adviser, as applicable, elects to cause the Fund to sell its interests in such a Portfolio Fund, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, the Portfolio Fund Manager’s valuations of such interests could remain subject to such fraud or error and the Valuation Committee may, in its sole discretion, determine to discount the value of the interests or value them at zero.

Shareholders should be aware that situations involving uncertainties as to the valuations by Portfolio Fund Managers could have a material adverse effect on the Fund if the Portfolio Fund Manager’s, the Adviser’s/Sub-Adviser’s, as applicable, or the Fund’s judgments regarding valuations should prove incorrect. Prospective investors who are unwilling to assume such risks should not make an investment in the Fund.

Multiple levels of fees and expenses.    Although in many cases investor access to the Portfolio Funds may be limited or unavailable, an investor who meets the conditions imposed by a Portfolio Fund may be able to invest directly with the Portfolio Fund. By investing in Portfolio Funds indirectly through the Fund, the investor bears asset-based and performance-based fees charged by the Fund, in addition to any asset-based fees and performance-based fees and allocations at the Portfolio Fund level. Moreover, an investor in the Fund bears a proportionate share of the fees and expenses of the Fund (including, among other things and as applicable, offering expenses, operating costs, sales charges, brokerage transaction expenses, management fees, distribution fees, administrative and custody fees, and tender offer expenses) and, indirectly, similar expenses of the Portfolio Funds. Thus, an investor in the Fund may be subject to higher operating expenses than if he or she invested in a Portfolio Fund directly or in a closed-end fund that did not invest through Portfolio Funds.

Each Portfolio Fund generally will be subject to a performance-based fee or allocation irrespective of the performance of other Portfolio Funds and the Fund generally. Accordingly, a Portfolio Fund Manager to a Portfolio Fund with positive performance may receive performance-based compensation from the Portfolio Fund, and thus indirectly from the Fund and its Shareholders, even if the overall performance of the Fund is negative. Generally, asset-based fees payable to Portfolio Fund Managers of the Portfolio Funds will range from 1% to 2% (annualized) of the commitment amount of the Fund’s investment, and performance-based fees or allocations are typically 20%, although it is possible that such amounts may be exceeded for certain Portfolio Fund Managers. The performance-based compensation received by a Portfolio Fund Manager also may create an incentive for that Portfolio Fund Manager to make investments that are riskier or more speculative than those that it might have made in the absence of such performance-based compensation.

Shareholders that invest in the Fund through financial advisers or intermediaries may also be subject to account fees or charges levied by such parties. Prospective investors should consult with their respective financial advisers or intermediaries for information regarding any fees or charges that may be associated with the services provided by such parties.

Inability to vote.    To the extent that the Fund owns less than 5% of the voting securities of each Portfolio Fund, it may be able to avoid that any such Portfolio Fund is deemed an “affiliated person” of the Fund for purposes of the 1940 Act (which designation could, among other things, potentially impose limits on transactions with the Portfolio Funds, both by the Fund and other clients of the Adviser and Sub-Adviser). To limit its voting interest in certain Portfolio Funds, the Fund may enter into contractual arrangements under which the Fund irrevocably waives its rights (if any) to vote its interests in a Portfolio Fund. These voting waiver arrangements may increase the ability of the Fund and other clients of the Adviser and Sub-Adviser to invest in certain Portfolio Funds. However, to the extent the Fund contractually forgoes the right to vote the securities of a Portfolio Fund, the Fund will not be able to vote on matters that require the approval of such Portfolio Fund’s investors, including matters which may be adverse to the Fund’s interests.

There are, however, other statutory tests of affiliation (such as on the basis of control), and, therefore, the prohibitions of the 1940 Act with respect to affiliated transactions could apply in certain situations where the Fund owns less than 5% of the voting securities of a Portfolio Fund. If the Fund is considered to be affiliated with a Portfolio Fund, transactions between the Fund and such Portfolio Fund may, among other things, potentially be subject to the prohibitions of Section 17 of the 1940 Act notwithstanding that the Fund has entered into a voting waiver arrangement.

Consortium or offsetting investments.    The Portfolio Fund Managers may work with other Portfolio Fund Managers to invest collectively in the same underlying company, which could result in increased concentration risk where multiple Portfolio Funds in the Fund’s portfolio each invest in a particular underlying company. In addition, Portfolio Funds may hold economically offsetting positions including, for example, where Portfolio Funds have independently taken opposing positions (e.g., long and short) in an investment or due to hedging by Portfolio Fund Managers. To the extent that the Portfolio Fund Managers do, in fact, hold such offsetting positions, the Fund’s portfolio, considered as a whole, may not achieve any gain or loss despite incurring fees and expenses in connection with such positions. In addition, Portfolio Fund Managers are compensated based on the performance of their portfolios. Accordingly, there often may be times when a particular Portfolio Fund Manager may receive incentive compensation in respect of its portfolio for a period even though the Fund’s net asset values may have decreased during such period. Furthermore, it is possible that from time to time, various Portfolio Fund Managers selected by the Adviser/Sub-Adviser, as applicable, may be competing with each other for investments in one or more markets.

Limitations on ability to invest in Portfolio Funds.    Certain Portfolio Fund Managers’ investment approaches can accommodate only a certain amount of capital. Portfolio Fund Managers typically endeavor not to undertake to manage more capital than such Portfolio Fund Manager’s approach can accommodate without risking a potential deterioration in returns. Accordingly, each Portfolio Fund Manager has the right to refuse to manage some or all of the Fund’s assets that the Adviser/Sub-Adviser, as applicable, may wish to allocate to such Portfolio Fund Manager. Further, continued sales of Shares would dilute the indirect participation of existing Shareholders with such Portfolio Fund Manager.

In addition, it is expected that the Fund will be able to make investments in particular Portfolio Funds only at certain times, and commitments to Portfolio Funds may not be accepted (in part or in their entirety). As a result, the Fund may hold cash or invest any portion of its assets that is not invested in Portfolio Funds in cash equivalents, short-term securities or money market securities pending investment in Portfolio Funds. To the extent that the Fund’s assets are not invested in Portfolio Funds, the Fund may be unable to meet its investment objectives.

Indemnification of Portfolio Funds and Portfolio Fund Managers.    The Fund may agree to indemnify certain of the Portfolio Funds and the Portfolio Fund Managers and their respective officers, directors, and affiliates from any liability, damage, cost, or expense arising out of, among other things, acts or omissions undertaken in connection with the management of Portfolio Funds or direct investments. If the Fund were required to make payments (or return distributions received from such Portfolio Funds or direct investments) in respect of any such indemnity, the Fund could be materially adversely affected.

Contingent Liabilities on Disposition of Investments. In connection with the disposition of a Fund Investment, it may be required to make representations about the investment. The Fund may be required to indemnify the purchasers of such investment to the extent that any such representations are inaccurate. These arrangements may result in the incurrence of contingent liabilities for which the Adviser/Sub-Adviser, as applicable, may establish reserves and escrows. In that regard, distributions may be delayed or withheld until such reserve is no longer needed or the escrow period expires.

Capital Call Risk.    The Fund may maintain a sizeable cash position in anticipation of funding capital calls or near-term investment opportunities. Even though the Fund may maintain a sizeable position in cash and short-term securities, it may not contribute the full amount of its commitment to a fund at the time of investment. Instead, the Fund will be required to make incremental contributions pursuant to capital calls issued from time to time by a Portfolio Fund. If the Fund defaults on its commitment to a Portfolio Fund or fails to satisfy capital calls to a Portfolio Fund in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Fund’s investment in the Portfolio Fund. Any failure by the Fund to make timely capital contributions in respect of its commitments may (i) impair the ability of the Fund and the Portfolio Fund to pursue its investment strategy, (ii) force the Fund to borrow, (iii) indirectly cause the Fund, and, indirectly, the Shareholders to be subject to certain penalties from the Private Equity Investments (including the complete forfeiture of the Fund’s investment in a Portfolio Fund), or (iv) otherwise impair the value of the Fund’s investments (including the devaluation of the Fund).

Lack of Control.    The Fund may indirectly make binding commitments to co-investment vehicles without an ability to participate in their management and control and with no or limited ability to transfer its interests in such co-investment vehicles. The Fund also generally will not have control over any of the underlying portfolio companies and will not be able to direct the policies or management decisions of such portfolio companies.

Availability of Financing and Market Conditions.    Market fluctuations in business loans may affect the availability and cost of loans needed for the Fund Investments. Credit availability has been restricted in the past and may become so in the future. Restrictions upon the availability of financing or high interest rates on such loans will adversely affect the value of existing Fund Investments and may limit the Fund’s ability to source and invest in new Fund Investments. Interest paid by any Fund Investment on its debt obligations will reduce cash available for distributions. The U.S. recently experienced a rising market interest rate environment. Rising interest rates may increase the Fund’s exposure to risks associated with rising market interest rates and the availability of financing. Interest rates are currently lower compared to recent prior periods. If any Fund Investment incurs variable rate debt, increases in interest rates would increase its interest costs, which could reduce the Fund’s return on its investments. Termination of the Fund’s Interest in a Portfolio Fund. A Portfolio Fund may, among other things, terminate the Fund’s interest in that Portfolio Fund (causing a forfeiture of all or a portion of such interest) if the Fund fails to satisfy any capital call by that Portfolio Fund or if the continued participation of the Fund in the Portfolio Fund would have a material adverse effect on the Portfolio Fund or its assets.

Repurchase Offers Risk.    As described under “Quarterly Repurchase Offers” below, the Fund is an “interval fund” and, in order to provide liquidity to Shareholders, the Fund, subject to applicable law, will conduct quarterly repurchase offers of the Fund’s outstanding Shares at the applicable NAV per Share, subject to approval of the Board. In all cases such repurchases will be for at least 5% and not more than 25% of the Fund’s outstanding Shares at the applicable NAV per Share, pursuant to Rule 23c-3 under the 1940 Act. The Fund currently expects to conduct quarterly repurchase offers for 5% of its outstanding Shares under ordinary circumstances. The Fund believes that these repurchase offers are generally beneficial to Shareholders, and repurchases generally will be funded from available cash or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. The Fund believes that payments received in connection with the Fund’s investments will generate sufficient cash to meet the maximum potential amount of the Fund’s repurchase obligations. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. If, as expected, the Fund employs investment leverage, repurchases of Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income.

If a repurchase offer is oversubscribed, the Board may determine to increase the amount repurchased by up to 2% of the Fund’s outstanding Shares as of the date of the Repurchase Request Deadline. In the event that the Board determines not to repurchase more than the repurchase offer amount, or if Shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding Shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request.

However, the Fund may accept all Shares tendered for repurchase by Shareholders who own less than one hundred Shares and who tender all of their Shares, before prorating other amounts tendered. As a result, Shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A Shareholder may be subject to market and other risks, and the NAV per Share of Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV per Share for tendered Shares is determined. In addition, the repurchase of Shares by the Fund may be a taxable event to Shareholders, potentially even to those shareholders that do not participate in the repurchase.

Limited Operating History of Portfolio Companies.    Portfolio Companies may have limited operating histories by which to assess their ability to achieve, sustain and increase revenues or profitability. A Portfolio Company’s financial results will be affected by many factors, including (i) the ability to successfully identify a market or markets in which there is a need for its products; (ii) the ability to successfully negotiate strategic alliances, licensing and other relationships for product development, marketing, distribution and sales; (iii) the progress of research and development programs with respect to the development of additional products and enhancements to existing products; (iv) the ability to protect proprietary rights; and (v) competing technological and market developments, particularly companies that have substantially greater resources.

There can be no assurance that the Portfolio Companies will ever achieve significant commercial revenues or profitability.

Risks Associated with Management of Business Plans.    To achieve their business plans, objectives, including projected revenues and other targeted operating results, the Portfolio Companies may be required to rapidly implement and improve operational, financial and management control systems on a timely basis, together with maintaining effective cost controls, and any failure to do so would have a material adverse effect on their business, financial condition and results of operations. The success of their plans will depend in part upon their ability to continue to attract, retain and motivate key personnel. Failure to make any required expansions and upgrades could have a material adverse effect on their business, financial condition, results of operations and relationships with their corporate partners and counterparties. The results of operations for the companies will also be adversely affected if revenues do not increase sufficiently to compensate for the increase in operating expenses resulting from any expansion and there can be no assurance that any expansion will be profitable or will not adversely affect their results of operations.

Reliance on Portfolio Company Management.    The day-to-day operations of each Portfolio Company will be the responsibility of its own management team. Although the Adviser/Sub-Adviser, as applicable, will monitor the performance of investments and will screen for capable management skills, there can be no assurance that such management will be able to operate any such Portfolio Company in accordance with the Fund’s expectations. In addition, the loss to a Portfolio Company of a member of its management team could be detrimental to the development of the Portfolio Company.

No Assurance of Additional Capital for Investments.    Even if a Portfolio Company is successful generating revenues and expanding its service levels, it may require additional financing to continue and/or capital improvement programs to serve existing and new counterparties and customers. Moreover, its cash requirements may vary materially due to increasing service levels expanding physical footprint, changing relationships with strategic partners, changes in the level and types of necessary equipment and technology, competitive and technological advances of competitors, and other factors. Additional financing may not be available when needed or on acceptable terms. If additional financing is not available, the Portfolio Company may need to delay, scale back or eliminate certain of its operational and/or capital expenditure programs or other activities, curtail operations, or even be forced to cease operations and liquidate.

General Risks of Secondary Investments.    The overall performance of the Fund’s secondary investments will depend in large part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. Certain secondary investments may be purchased as a portfolio, and in such cases the Fund may not be able to exclude from such purchases those investments that the Adviser/Sub-Adviser, as applicable, considers (for commercial, tax, legal or other reasons) less attractive. Where the Fund acquires a portfolio company interest as a secondary investment, the Fund will generally not have the ability to modify or amend such portfolio company’s constituent documents (e.g., limited partnership agreements) or otherwise negotiate the economic terms of the interests being acquired. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to secondary investments may be greater than those relating to primary investments.

Contingent Liabilities Associated with Secondary Investments.    Where the Fund acquires a Portfolio Company interest as a secondary investment, the Fund may acquire contingent liabilities associated with such interest. Specifically, where the seller has received distributions from the relevant Portfolio Company and, subsequently, that Portfolio Company recalls any portion of such distributions, the Fund (as the purchaser of the interest to which such distributions are attributable) may be obligated to pay an amount equivalent to such distributions to such Portfolio Company. While the Fund may be able, in turn, to make a claim against the seller of the interest for any monies so paid to the Portfolio Company, there can be no assurance that the Fund would have such right or prevail in any such claim.

Risks relating to secondary investments involving syndicates.    The Fund may acquire secondary investments as a member of a purchasing syndicate, in which case the Fund may be exposed to additional risks including (among other things): (i) counterparty risk, (ii) reputation risk, (iii) breach of confidentiality by a syndicate member and (iv) execution risk.

Securities Markets Risk.    Overall securities market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, or companies in which the Fund invests. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Eurozone Risk.    The Fund may invest directly or indirectly from time to time in European companies and assets and companies and assets that may be affected by the Eurozone economy. Ongoing concerns regarding the sovereign debt of various Eurozone countries, including the potential for investors to incur substantial write-downs, reductions in the face value of sovereign debt and/or sovereign defaults, as well as the possibility that one or more countries might leave the European Union (“EU”) or the Eurozone create risks that could materially and adversely affect the Fund Investments. Sovereign debt defaults and EU and/or Eurozone exits could have material adverse effects on the Fund’s investments in European companies and assets, including, but not limited to, the availability of credit to support such companies’ financing needs, uncertainty and disruption in relation to financing, increased currency risk in relation to contracts denominated in Euros and wider economic disruption in markets served by those companies, while austerity and/or other measures introduced to limit or contain these issues may themselves lead to economic contraction and resulting adverse effects for the Fund. Legal uncertainty about the funding of Euro-denominated obligations following any breakup or exits from the Eurozone, particularly in the case of investments in companies and assets in affected countries, could also have material adverse effects on the Fund.

Brexit Risk.    The United Kingdom left the European Union (commonly known as “Brexit”) on January 31, 2020. An agreement between the United Kingdom and the European Union governing their future trade relationship became effective January 1, 2021, but critical aspects of the relationship remain unresolved and subject to further negotiation and agreement. Brexit has resulted in volatility in European and global markets and could have negative long-term impacts on financial markets in the United Kingdom and throughout Europe. There is still considerable uncertainty remaining in the market regarding the ramifications of the withdrawal of the United Kingdom from the European Union and the arrangements that will apply to the United Kingdom’s relationship with the European Union and other countries following its withdrawal; the range and potential implications of possible political, regulatory, economic, and market outcomes are difficult to predict. Moreover, other countries may seek to withdraw from the European Union and/or abandon the euro, the common currency of the European Union. The ultimate effects of these events and other socio-political or geopolitical issues are not known but could profoundly affect global economies and markets. Whether or not a Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Fund’s investments.

Limits of Risk Disclosure

The above discussions and the discussions in the SAI relating to various risks associated with the Fund, Fund Investments, and Shares are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. Prospective investors should read this entire Prospectus, the SAI, and the Declaration of Trust and should consult with their own advisers before deciding whether to invest in the Fund. In addition, as the Fund’s investment program or market conditions change or develop over time, an investment in the Fund may be subject to risk factors not currently contemplated or described in this Prospectus.

In view of the risks noted above, the Fund should be considered a speculative investment and prospective investors should invest in the Fund only if they can sustain a complete loss of their investment.

No guarantee or representation is made that the investment program of the Fund or any Portfolio Fund will be successful, that the various Fund Investments selected will produce positive returns or that the Fund will achieve its investment objective.

Effects of Leverage [Text Block]

Effects of Leverage

Assuming that borrowings represent approximately 6.49% of the Fund’s estimated average net assets of $345,639,827, and that the Fund bears expenses relating to such borrowings at an annual effective interest rate of 6.66% (based on interest rates for such borrowings as of a recent date), the annual return that the Fund’s portfolio must experience (net of expenses not related to borrowings) in order to cover the costs of such borrowings would be approximately 0.46%. These figures are estimates based on current market conditions, used for illustration purposes only. Actual expenses associated with borrowings used by the Fund may vary frequently and may be significantly higher or lower than the rate used for the example above.

The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effects of the Fund’s leverage due to borrowings on corresponding Share total return, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns expected to be experienced by the Fund. The table further assumes that the Fund’s borrowings represent approximately 6.49% of the Fund’s estimated average net assets of $345,639,827 and an annual rate of interest of 6.66% (as discussed above). Your actual returns may be greater or less than those appearing below.

Assumed Return on Portfolio (Net of Expenses)	–10.00%	–5.00%	0.00%	5.00%	10.00%
Corresponding Share Total Return	–11.16%	–5.81%	–0.46%	4.88%	10.23%

Corresponding Share Total Return is composed of two elements–the Share dividends paid by the Fund (the amount of which is largely determined by the net investment income of the Fund after paying interest expenses on the Fund’s borrowings) and gains or losses on the value of the securities the Fund owns.

The Fund currently uses leverage (whether through the use of senior securities or otherwise) for investment purposes to achieve its investment objectives, as a liquidity source to Fund repurchases or for temporary and extraordinary purposes, and may consider other potential uses in the future. The Fund’s willingness to use leverage, and the extent to which leverage is used at any time, will depend on many factors, including the Adviser’s/Sub-Adviser’s assessment of the yield curve environment, interest rate trends, market conditions, and other factors.

Annual Interest Rate [Percent]	6.66%
Annual Coverage Return Rate [Percent]	0.46%
Effects of Leverage [Table Text Block]

The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effects of the Fund’s leverage due to borrowings on corresponding Share total return, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns expected to be experienced by the Fund. The table further assumes that the Fund’s borrowings represent approximately 6.49% of the Fund’s estimated average net assets of $345,639,827 and an annual rate of interest of 6.66% (as discussed above). Your actual returns may be greater or less than those appearing below.

Assumed Return on Portfolio (Net of Expenses)	–10.00%	–5.00%	0.00%	5.00%	10.00%
Corresponding Share Total Return	–11.16%	–5.81%	–0.46%	4.88%	10.23%

Return at Minus Ten [Percent]	11.16%
Return at Minus Five [Percent]	5.81%
Return at Zero [Percent]	0.46%
Return at Plus Five [Percent]	4.88%
Return at Plus Ten [Percent]	10.23%
Effects of Leverage, Purpose [Text Block]

The Fund currently uses leverage (whether through the use of senior securities or otherwise) for investment purposes to achieve its investment objectives, as a liquidity source to Fund repurchases or for temporary and extraordinary purposes, and may consider other potential uses in the future. The Fund’s willingness to use leverage, and the extent to which leverage is used at any time, will depend on many factors, including the Adviser’s/Sub-Adviser’s assessment of the yield curve environment, interest rate trends, market conditions, and other factors.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

The Fund is authorized to offer two separate classes of Shares designated as Class I Shares and Class II Shares. While the Fund presently plans to offer two classes of Shares, it may offer other classes of Shares as well in the future. From time to time, the Board may create and offer additional classes of Shares, or may vary the characteristics of the Class I Shares and Class II Shares described herein, including without limitation, in the following respects: (1) the amount of fees permitted by a distribution and/or service plan or shareholder servicing plan as to such class; (2) voting rights with respect to a distribution and/or service plan as to such class; (3) different class designations; (4) the impact of any class expenses directly attributable to a particular class of Shares; (5) differences in any dividends and net asset values resulting from differences in fees under a distribution and/or service plan or in class expenses; (6) any conversion features, as permitted under the 1940 Act.

The Fund has received an exemptive order from the SEC that permits the Fund to offer more than one class of Shares. As of the date of this Prospectus, Class II Shares are not offered to investors.

Security Dividends [Text Block]	differences in any dividends and net asset values resulting from differences in fees under a distribution and/or service plan or in class expenses
Security Voting Rights [Text Block]	voting rights with respect to a distribution and/or service plan as to such class
Outstanding Securities [Table Text Block]

Outstanding Securities

As of July 1, 2026, the following number of Shares of the Fund was authorized for registration and outstanding:

(1)	(2)	(3)	(4)
Title of Class	Amount Authorized	Amount Held by the Fund for its Account	Amount Outstanding Exclusive of Amount Shown Under (3)
Shares of Beneficial Interest	Unlimited	N/A	25,531,724

Unlisted Closed-End Structure; Liquidity Limited to Quarterly Repurchases of Shares. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Unlisted Closed-End Structure; Liquidity Limited to Quarterly Repurchases of Shares.    The Fund has been organized as a non-diversified, closed-end management investment company and designed primarily for long-term investors. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis.

Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares. Although the Fund will offer a limited degree of liquidity by conducting quarterly repurchase offers, a Shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. There is no assurance that you will be able to tender your Shares when or in the amount that you desire. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Shares are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end registered investment companies, and are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares, and should be viewed as a long-term investment.

There will be a substantial period of time between the date as of which Shareholders must submit a request to have their Shares repurchased and the date they can expect to receive payment for their Shares from the Fund. Shareholders whose Shares are accepted for repurchase bear the risk that the Fund’s net asset value may fluctuate significantly between the time that they submit their repurchase requests and the date as of which such Shares are valued for purposes of such repurchase. Shareholders will have to decide whether to request that the Fund repurchase their Shares without the benefit of having current information regarding the value of Shares on a date proximate to the date on which Shares are valued by the Fund for purposes of effecting such repurchases.

Repurchases of Shares, if any, may be suspended, postponed or terminated by the Board under certain circumstances. See “Quarterly Repurchase Offers.” An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Shares and the underlying investments of the Fund. Also, because Shares are not listed on any securities exchange, the Fund is not required, and does not intend, to hold annual meetings of its Shareholders unless called for under the provisions of the 1940 Act.

Unspecified investments; dependence on the Adviser/Sub-Adviser, as applicable. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Unspecified investments; dependence on the Adviser/Sub-Adviser, as applicable.    The Adviser/Sub-Adviser, as applicable, has complete discretion to select Fund Investments as opportunities arise. The Fund and, accordingly, Shareholders, must rely upon the ability of the Adviser/Sub-Adviser, as applicable, to identify and implement Fund Investments consistent with the Fund’s investment objective. Shareholders will not receive or otherwise be privy to due diligence or risk information prepared by or for the Adviser/Sub-Adviser, as applicable, in respect of Fund Investments. The Adviser/Sub-Adviser, as applicable, has the authority and responsibility for asset allocation, the selection of Fund Investments and all other investment decisions for the Fund. The success of the Fund depends upon the ability of the Adviser/Sub-Adviser, as applicable, to develop and implement investment strategies that achieve the investment objective of the Fund. Shareholders will have no right or power to participate in the management or control of the Fund or Fund Investments, or the terms of any such investments. There can be no assurance that the Adviser/Sub-Adviser, as applicable, will be able to select or implement successful strategies or achieve their respective investment objectives.

Reliance on Key Personnel. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reliance on Key Personnel.    The Fund depends on the investment expertise, skill and network of business contacts of the Adviser/Sub-Adviser, as applicable. The Adviser/Sub-Adviser, as applicable, will evaluate, negotiate, structure, execute and monitor Private Equity Investments. The Fund’s future success depends to a significant extent on the continued service and coordination of the Adviser/Sub-Adviser, as applicable, and its investment management team. The departure of certain key personnel of the Adviser/Sub-Adviser, as applicable, could have a material adverse effect on the Fund’s ability to achieve its investment objectives.

The Fund’s ability to achieve its investment objectives depends on the Adviser’s/Sub-Adviser’s, as applicable, ability to identify, analyze, invest in, finance and monitor Portfolio Funds and portfolio companies that meet the Fund’s investment criteria. The Adviser’s/Sub-Adviser’s, as applicable, capabilities in structuring the investment process, providing competent, attentive and efficient services to the Fund, and facilitating access to financing on acceptable terms depend on the employment of investment professionals in an adequate number and of adequate sophistication to match the corresponding flow of transactions. To achieve the Fund’s investment objectives, the Adviser/Sub-Adviser, as applicable, may need to hire, train, supervise and manage new investment professionals to participate in the Fund’s investment selection and monitoring process. The Adviser/Sub-Adviser, as applicable, may not be able to find investment professionals in a timely manner or at all. Failure to support the Fund’s investment process could have a material adverse effect on the Fund’s business, financial condition and results of operations.

The Adviser/Sub-Adviser, as applicable, depends on its relationships with private equity sponsors, investment banks and commercial banks, and the Fund relies to a significant extent upon these relationships to provide the Fund with potential investment opportunities. If the Adviser/Sub-Adviser, as applicable, fails to maintain its existing relationships or develop new relationships with other sponsors or sources of investment opportunities, the Fund may not be able to grow its investment portfolio. In addition, individuals with whom the Adviser/Sub-Adviser, as applicable, has relationships are not obligated to provide the Fund or the Adviser/Sub-Adviser, as applicable, with investment opportunities, and, therefore, there is no assurance that such relationships will generate investment opportunities for the Fund.

Additionally, to the extent the Fund invests in Portfolio Funds, the Fund will be exposed to these risks with respect to the Portfolio Fund Managers of such Portfolio Funds. The Fund’s performance depends on the adherence by such Portfolio Fund Managers to their selected strategies, the instruments used by such Portfolio Fund Managers, the Adviser’s/Sub-Adviser’s, as applicable, ability to select Portfolio Fund Managers and strategies and effectively allocate the Fund’s assets among them. The Portfolio Fund Managers’ investment strategies or choice of specific securities may be unsuccessful and may cause the Portfolio Fund, and in turn the Fund, to incur losses.

Concentration of Investments. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Concentration of Investments.    Except to the extent required by applicable law and the Fund’s fundamental policies, there are no limitations imposed by the Adviser/Sub-Adviser, as applicable, as to the amount of Fund assets that may be invested in (i) any one geography, (ii) any one Fund Investment, (iii) in a Private Equity Investment managed by a particular general partner or its affiliates, (iv) indirectly in any single industry or (v) in any issuer. In addition, a Portfolio Company’s investment portfolio may consist of a limited number of companies and may be concentrated in a particular industry area or group. Accordingly, the investment portfolio may at times be significantly concentrated, both as to managers, geographies, industries and individual companies. Such concentration could offer a greater potential for capital appreciation as well as increased risk of loss. Such concentration may also be expected to increase the volatility of the Fund’s investment portfolio. The Fund is, however, subject to the asset diversification requirements applicable to RICs. See “Certain Tax Considerations.”

Limited operating history of Private Equity Investments. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited operating history of Private Equity Investments.    Private Equity Investments may have limited operating histories and the information the Fund is able to obtain about such investments may be limited. As such, the ability of the Adviser/Sub-Adviser, as applicable, to evaluate past performance or to validate the investment strategies of such Private Equity Investment is limited. Moreover, even to the extent a Private Equity Investment has a longer operating history, the past investment performance of any of the Private Equity Investments should not be construed as an indication of the future results of such investments or the Fund, particularly as the investment professionals responsible for the performance of such investments may change over time. This risk is related to, and enhanced by, the risks created by the fact that the Adviser/Sub-Adviser, as applicable, relies upon information provided to it by the issuer of the securities it receives or the Portfolio Fund Managers (as applicable) that is not, and cannot be, independently verified.

Nature of Portfolio Companies. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Nature of Portfolio Companies.    The Private Equity Investments will include direct and indirect investments in Portfolio Companies. This may include Portfolio Companies in the early phases of development, which can be highly risky due to the lack of a significant operating history. This may also include Portfolio Companies with assets that are in one or more of various stages of their lifecycle or useful life, including development, construction, newly operating, regular operations, depreciating, and terminating. While some of these stages carry more risk than others, all stages carry risks. The Private Equity Investments may also include Portfolio Companies that are in a state of distress or which have a poor record, and which are undergoing restructuring or changes in management, and there can be no assurances that such restructuring or changes will be successful. The management of such Portfolio Companies may depend on one or two key individuals, and the loss of the services of any of such individuals may adversely affect the performance of such Portfolio Companies.

Investments in the Portfolio Funds generally; dependence on the Portfolio Fund Managers. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in the Portfolio Funds generally; dependence on the Portfolio Fund Managers.    Because the Fund invests in Portfolio Funds, a Shareholder’s investment in the Fund will be affected by the investment policies and decisions of the Portfolio Fund Manager of each Portfolio Fund in direct proportion to the amount of Fund assets that are invested in each Portfolio Fund. The Fund’s net asset value may fluctuate in response to, among other things, various market and economic factors related to the markets in which the Portfolio Funds invest and the financial condition and prospects of issuers in which the Portfolio Funds invest. Certain risks related to the investment strategies and techniques utilized by the Portfolio Fund Managers are described below. The success of the Fund depends upon the ability of the Portfolio Fund Managers to develop and implement strategies that achieve their investment objectives. Shareholders will not have an opportunity to evaluate the specific investments made by the Portfolio Funds or the Portfolio Fund Managers, or the terms of any such investments. In addition, the Portfolio Fund Managers could materially alter their investment strategies from time to time without notice to the Fund. There can be no assurance that the Portfolio Fund Managers will be able to select or implement successful strategies or achieve their respective investment objectives.

Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax Risk.    The Fund has elected to be treated as a RIC under Subchapter M of the Code and intends each year to qualify and to be eligible to be treated as such. In order to qualify for such treatment, the Fund must derive at least 90% of its gross income each taxable year from qualifying income, meet certain asset diversification tests at the end of each fiscal quarter, and distribute at least 90% of its investment company taxable income for each taxable year.

If, in any year, the Fund were to fail to qualify for treatment as a RIC under the Code for any reason, and were not able to cure such failure, the Fund would be treated as a “C corporation” under the Code and, as such, would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as dividends. The Fund was taxed as a C corporation for the taxable years ended September 30, 2024 and September 30, 2025.

Temporary Investments. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Temporary Investments.    The allocation among Fund Investments may vary from time to time, especially during the Fund’s initial period of investment operations. During the initial period of investment operations (which will be determined by the Adviser/Sub-Adviser, as applicable, and may last a significant period of time), the Fund may hold a relatively larger portion of its assets in publicly traded private equity investments (i.e., publicly listed companies that pursue the business of private equity investing), as compared to the Adviser’s/Sub-Adviser’s, as applicable, long-term target allocation among Fund Investments. In addition, the Fund may hold a substantial portion of the proceeds of the offering of Shares in short-term investments (including money market funds, short-term treasuries and other liquid investment vehicles) for a limited period of time while the Fund seeks desirable Portfolio Companies and Portfolio Funds.

Delays in investing the net proceeds of the offering of Shares may impair the Fund’s performance. The Fund cannot assure you it will be able to identify any investments that meet its investment objective or that any investment that the Fund makes will produce a positive return. The Fund may be unable to invest the net proceeds of the Fund’s offering on acceptable terms within the time period that the Fund anticipates or at all, which could harm the Fund’s financial condition and operating results.

Short-term investments may produce returns that are significantly lower than the returns that the Fund expects to achieve when the Fund’s portfolio is fully invested in accordance with the Adviser’s/Sub-Adviser’s, as applicable, long-term target allocations. As a result, any distributions that the Fund pays while the Fund’s portfolio is not fully invested in accordance with the Adviser’s/Sub-Adviser’s, as applicable, long-term target allocations may be lower than the distributions that the Fund may be able to pay when the Fund portfolio is fully invested in accordance with the Adviser’s/Sub-Adviser’s, as applicable, long-term target allocations.

Portfolio Funds not registered. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Funds not registered.    The Fund is registered as an investment company under the 1940 Act. The 1940 Act is designed to afford various protections to investors in pooled investment vehicles. For example, the 1940 Act imposes limits on the amount of leverage that a registered investment company can assume, restricts layering of costs and fees, restricts transactions with affiliated persons and requires that the investment company’s operations be supervised by a board of managers, a majority of whose members are independent of management. However, most of the Portfolio Funds in which the Fund invests are not subject to the provisions of the 1940 Act. Consequently, Portfolio Funds are not subject to the restrictions on leverage, affiliated transactions and other protections applicable to registered investment companies. Portfolio Funds also have greater ability to employ complex fee structures, including charging performance-related fees, and the Fund will bear such fees even if its shareholders experience losses from their investment in the Fund. Many Portfolio Fund Managers may not be registered as investment advisers under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). As an indirect investor in the Portfolio Funds managed by Portfolio Fund Managers that are not registered as investment advisers, the Fund will not have the benefit of certain of the protections of the Advisers Act.

Many Portfolio Funds are exempted from regulation under the 1940 Act because they permit investment only by investors who meet very high thresholds of investment experience and sophistication, as measured by net worth. The Fund’s investment qualification thresholds are generally lower. As a result, the Fund provides an avenue for investing in certain Portfolio Funds that would not otherwise be available to certain investors. This means that investors who would not otherwise qualify to invest in largely unregulated vehicles will have the opportunity to make such an investment through the Fund.

In addition, many Portfolio Funds do not maintain their securities and other assets in the custody of a bank or a member of a securities exchange, as generally required of registered investment companies, in accordance with certain SEC rules. A registered investment company which places its securities in the custody of a member of a securities exchange is required to have a written custodian agreement, which provides that securities held in custody will be at all times individually segregated from the securities of any other person and marked to clearly identify such securities as the property of such investment company and which contains other provisions designed to protect the assets of such investment company. The Portfolio Funds in which the Fund invests may maintain custody of their assets with brokerage firms which do not separately segregate such customer assets as would be required in the case of registered investment companies, or may not use a custodian to hold their assets. Under the provisions of the Securities Investor Protection Act of 1970, as amended, the bankruptcy of any brokerage firm used to hold Portfolio Fund assets could have a greater adverse effect on the Fund than would be the case if custody of assets were maintained in accordance with the requirements applicable to registered investment companies. There is also a risk that a Portfolio Fund Manager could convert assets committed to it by the Fund to its own use or that a custodian could convert assets committed to it by a Portfolio Fund Manager to its own use. There can be no assurance that the Portfolio Fund Managers or the entities they manage will comply with all applicable laws and that assets entrusted to the Portfolio Fund Managers will be protected. The information the Fund is able to obtain about the underlying investments of the Portfolio Funds in which it invests may at times be limited. Therefore, the Fund may have challenges in monitoring the operations and performance of the Portfolio Fund and its underlying investments.

Prospective investors should understand that the Fund is an appropriate investment only for investors who can tolerate a high degree of risk, including lesser regulatory protections in connection with the Fund’s investments in Portfolio Funds than might normally be available through investments in registered investment company vehicles.

Portfolio Funds are generally non-diversified. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Funds are generally non-diversified.    While there are no regulatory requirements that the investments of the Portfolio Funds be diversified, some Portfolio Funds may undertake to comply with certain investment concentration limits. Portfolio Funds may at certain times hold large positions in a relatively limited number of investments. Portfolio Funds may target or concentrate their investments in particular markets, sectors or industries. Those Portfolio Funds that concentrate in a specific industry or target a specific sector will also be subject to the risks of that industry or sector, which may include, but are not limited to, rapid obsolescence of technology, sensitivity to regulatory changes, minimal barriers to entry and sensitivity to overall market swings. As a result, the net asset values of such Portfolio Funds may be subject to greater volatility than those of investment companies that are subject to diversification requirements and this may negatively impact the net asset value of the Fund.

Portfolio Funds’ securities are generally illiquid. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Funds’ securities are generally illiquid.    The securities of the Portfolio Funds in which the Fund invests or plans to invest will often be illiquid. Subscriptions to purchase the securities of Portfolio Funds are typically subject to restrictions or delays. There is no regular market for interests in many Portfolio Funds or Portfolio Companies, which typically must be sold in privately negotiated transactions. Any such sales would likely require the consent of the manager of the applicable Portfolio Fund or the board of the Portfolio Company, and could occur at a discount to the stated net asset value. If the Adviser/Sub-Adviser, as applicable, determines to cause the Fund to sell its interest in a Portfolio Fund or a Portfolio Company, the Fund may be unable to sell such interest quickly, if at all, and could therefore be obligated to continue to hold such interest for an extended period of time, or to accept a lower price for a quick sale.

Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Risk.    The value of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In addition, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Senior Loans. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Senior Loans.    The Fund may invest in loans that are senior in the capital structure of the borrower or issuer, hold an equal ranking with other senior debt, or have characteristics (such as a senior position secured by liens on a borrower’s assets) that the Adviser/Sub-Adviser, as applicable, believes justify treatment as senior debt. Loans that are senior and secured generally involve less risk than unsecured or subordinated debt and equity instruments of the same borrower because the payment of principal and interest on senior loans are obligations of the borrower that, in most instances, take precedence over the payment of dividends, the return of capital to the borrower’s shareholders, and payments to bond holders; and because of the collateral supporting the repayment of the debt instrument. Senior loans are often rated below investment grade. Senior loans are generally secured by shares of certain group companies and may also be secured by specific collateral or guarantees, including but not limited to, trademarks, patents, accounts receivable, inventory, equipment, buildings, real estate, franchises and common and preferred stock of the borrower and its subsidiaries. Senior loans usually have shorter terms than more junior obligations and often require mandatory prepayments from excess cash flow, asset dispositions and offerings of debt and/or equity securities on a priority basis. The types of protection afforded to creditors such as the Fund will vary from investment to investment. Because of the unique nature of a loan agreement, and the private syndication of the loan, senior loans are generally not as easily purchased or sold as publicly traded securities. An interest in a non-investment grade loan is generally considered speculative in nature and may become a defaulted obligation for a variety of reasons. Upon any investment becoming a defaulted obligation, it may become subject to either substantial workout negotiations or restructuring, which may entail, among other things, a substantial reduction in the interest rate, a substantial write-down of principal and a substantial change in the terms, conditions and covenants with respect of such defaulted obligation. In addition, such negotiations or restructuring may be quite extensive and protracted over time, and therefore may result in uncertainty with respect to ultimate recovery on such defaulted obligation. The liquidity for defaulted obligations may be limited, and to the extent that defaulted obligations are sold, it is highly unlikely that the proceeds from such sale will be equal to the amount of unpaid principal and interest thereon. Consequently, the fact that a loan is secured does not guarantee that the Fund will receive principal and interest payments according to the loan’s terms, or at all, or that the Fund will be able to collect on the loan should it be forced to enforce its remedies.

Mezzanine Investments. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Mezzanine Investments.    The Fund may invest in mezzanine loans. Structurally, mezzanine loans usually rank subordinate in priority of payment to senior debt, such as senior bank loans, and are often unsecured. However, mezzanine loans rank senior to common and preferred equity in a borrower’s capital structure. Mezzanine debt is often used in leveraged buyout and real estate finance transactions. Due to the higher risk profile and often less restrictive covenants of mezzanine loans as compared to senior loans, mezzanine loans sometimes earn a higher return than senior loans that are secured by collateral. Typically, mezzanine loans have elements of both debt and equity instruments, offering the fixed returns in the form of interest payments associated with senior debt, while providing lenders an opportunity to participate in the capital appreciation of a borrower, if any, through an equity interest. This equity interest typically takes the form of warrants. The warrants associated with mezzanine loans are typically detachable, which allows lenders to receive repayment of the loan principal on an agreed amortization schedule while retaining the equity interest in the borrower. Mezzanine loans also may include a “put” feature, which permits the holder to sell its equity interest back to the borrower at a price determined through an agreed-upon formula. Mezzanine loans may be issued with or without registration rights. Similar to other high yield securities, maturities of mezzanine loans are typically seven to 10 years, but the expected average life is significantly shorter at three to five years. Mezzanine loans are usually unsecured and subordinate to other debt obligations of an issuer. To the extent that a mezzanine loan does not have restrictive covenants that limit the ability of the borrower to further encumber its assets or that impose other obligations (or has less restrictive covenants), an investment in such loan will be particularly sensitive to the risks that are associated with loan investments.

Structured Finance Securities Risk. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Structured Finance Securities Risk.    The Fund’s investments may consist of collateralized loan obligations (“CLOs”) or similar instruments. Such structured finance securities are generally backed by an asset or a pool of assets, which serve as collateral. Depending on the type of security, the collateral may take the form of a portfolio of mortgage loans or bonds or other assets. The Fund and other investors in structured finance securities ultimately bear the credit risk of the underlying collateral. In some instances, the structured finance securities are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and subordinated/equity according to their degree of risk. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches.

In light of the above considerations, structured finance securities present risks similar to those of the other types of debt obligations in which the Fund may invest and such risks may be of greater significance in the case of structured finance securities. Moreover, investing in structured finance securities may entail a variety of unique risks. Structured finance securities may be subject to prepayment risk. In addition, the value of a structured finance security will be affected by a variety of factors, including the security’s priority in the capital structure of the issuer thereof, the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral and the capability of the servicer of the securitized assets. The complex structure of the security may produce unexpected investment results, especially during times of market stress or volatility. Investments in structured finance securities may also be subject to liquidity and valuation risks.

Distressed Debt. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distressed Debt.    Investments in distressed bonds are speculative and involve substantial risks in addition to the risks of investing in high-yield debt securities. The anticipated transaction regarding these instruments may be unsuccessful, take considerable time or result in a distribution of cash or a new security or obligation in exchange for the distressed debt obligations, the value of which may be less than the Fund’s purchase price of such debt obligations. The Fund also may incur expenses trying to protect its interests in distressed debt. Additionally, the prices of distressed bonds are likely to be more sensitive to adverse economic changes or individual issuer developments than the prices of higher rated securities. During an economic downturn or substantial period of rising interest rates, distressed debt issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals, or to obtain additional financing. Moreover, it is unlikely that a liquid market will exist for the Fund to sell its holdings in distressed debt securities. If the Fund and other accounts managed by the Adviser/Sub-Adviser, as applicable, invest in different parts of an issuer’s capital structure and the issuer encounters financial problems, decisions over the terms of any restructuring or workout are likely to raise conflicts of interest. The Fund may take actions adverse to other accounts or, to minimize such conflicts, may avoid making certain investments or taking certain actions, which could have the effect of limiting the Fund’s investment opportunities. Similarly, other accounts managed by the Adviser/Sub-Adviser, as applicable, may take actions adverse to the Fund. Successful investing in distressed companies involves substantial time, effort and expertise, as compared to other types of investments. Information necessary to properly evaluate a distress situation may be difficult to obtain or be unavailable and the risks attendant to a restructuring or reorganization may not necessarily be identifiable or susceptible to considered analysis at the time of investment. If the assessment of the eventual recovery value of investments in securities of distressed companies proves incorrect, the Fund may lose a substantial portion or all of its investment or may be required to accept cash or instruments worth less than its investment.

Valuations of Portfolio Funds valuations subject to adjustment. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuations of Portfolio Funds valuations subject to adjustment.    The valuations reported by the Portfolio Fund Managers, based upon which the Fund determines its daily net asset value and the net asset value per Share may be subject to later adjustment or revision. For example, fiscal year-end net asset value calculations of the Portfolio Funds may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the net asset value of the Fund at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations from the Portfolio Fund Managers or revisions to the net asset value of a Portfolio Fund or direct private equity investment adversely affect the Fund’s net asset value, the outstanding Shares may be adversely affected by prior repurchases to the benefit of Shareholders who had their Shares repurchased at a net asset value higher than the adjusted amount.

Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Shares. New Shareholders may be affected in a similar way.

The valuations of Shares may be significantly affected by numerous factors, some of which are beyond the Fund’s control and may not be directly related to the Fund’s operating performance. These factors include:

•        changes in regulatory policies or tax guidelines;

•        changes in earnings or variations in operating results;

•        changes in the value of the Private Equity Investments;

•        changes in accounting guidelines governing valuation of the Private Equity Investments;

•        any shortfall in revenue or net income or any increase in losses from levels expected by investors;

•        departure of the Adviser/Sub-Adviser, as applicable, or certain of its respective key personnel;

•        general economic trends and other external factors; and

•     loss of a major funding source.

Valuation of Private Equity Investments Uncertain. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation of Private Equity Investments Uncertain.    Under the 1940 Act, the Fund is required to carry Private Equity Investments at market value or, if there is no readily available market value, at fair value as determined by the “valuation designee,” in accordance with the Fund’s valuation procedures, which have been approved by the Board. The Board has designated the Adviser as its valuation designee pursuant to Rule 2a-5 under the 1940 Act, subject to its oversight. There is not a public market or active secondary market for many of the securities of the privately held companies in which the Fund invests. Rather, many of the Private Equity Investments may be traded on a privately negotiated over-the-counter secondary market for institutional investors. As a result, the valuation designee values such securities at fair value as determined in good faith in accordance with the valuation procedures that have been approved by the Board.

The determination of fair value, and thus the amount of unrealized losses the Fund may incur in any year, is to a degree subjective, and the Adviser has a conflict of interest in making the determination. Because such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, the valuation designee’s determinations of fair value may differ materially from the values that would have been used if a ready market for these non-traded securities existed. Due to this uncertainty, the valuation designee’s fair value determinations may cause the Fund’s net asset value on a given date to understate or overstate materially the value that the Fund may ultimately realize upon the sale of one or more Private Equity Investments. Under limited circumstances (such as to resolve a pricing issue regarding a Private Equity Investment), the Fund may retain a valuation assurance service provider to provide the Fund reasonable assurance on the correctness of the processes and procedures leading to the fair value determinations by the Adviser. See “Calculation of net asset value; Valuation.”

Liquidity and Valuation Risk. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity and Valuation Risk.    Liquidity risk is the risk that securities may be difficult or impossible to sell at the time the Adviser/Sub-Adviser, as applicable, would like or at the price it believes the security is currently worth. Liquidity risk may be increased for certain Fund investments, including those investments in funds with gating provisions or other limitations on investor withdrawals and restricted or illiquid securities. Some funds in which the Fund invests may impose restrictions on when an investor may withdraw its investment or limit the amounts an investor may withdraw. To the extent that the Adviser/Sub-Adviser, as applicable, seeks to reduce or sell out of its investment at a time or in an amount that is prohibited, the Fund may not have the liquidity necessary to participate in other investment opportunities or may need to sell other investments that it may not have otherwise sold.

The Fund may also invest in securities that, at the time of investment, are illiquid, as determined by using the SEC’s standard applicable to registered investment companies (i.e., securities that cannot be disposed of by the Fund within seven calendar days in the ordinary course of business at approximately the amount at which the Fund has valued the securities). Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Investment of the Fund’s assets in illiquid and restricted securities may also restrict the Fund’s ability to take advantage of market opportunities.

The Subsidiaries are expected to invest in illiquid assets, and the Fund’s investments in such entities will be illiquid. The Subsidiaries may be unable to sell their assets, or be forced to sell them at reduced prices. The Fund also may invest directly in other private securities that it may not be able to sell at the Fund’s current carrying value for the securities. The illiquidity of these securities may adversely affect the Fund.

Valuation risk is the risk that one or more of the securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult, in which case the Adviser’s/Sub-Adviser’s, as applicable, judgment may play a greater role in the valuation process.

Publicly Traded Private Equity Risk. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Publicly Traded Private Equity Risk.    Publicly traded private equity companies are typically regulated vehicles listed on a public stock exchange that invest in private equity transactions or funds. Such vehicles may take the form of corporations, business development companies, unit trusts, publicly traded partnerships, or other structures, and may focus on mezzanine, infrastructure, buyout or venture capital investments. Publicly traded private equity may also include investments in publicly listed companies in connection with a privately negotiated financing or an attempt to exercise significant influence on the subject of the investment. Publicly traded private equity investments usually have an indefinite duration.

Publicly traded private equity occupies a small portion of the public equity universe, including only a few professional investors who focus on and actively trade such investments. As a result, relatively little market research is performed on publicly traded private equity companies, only limited public data may be available regarding these companies and their underlying investments, and market pricing may significantly deviate from published net asset value. This can result in market inefficiencies and may offer opportunities to specialists that can value the underlying private equity investments. Publicly traded private equity vehicles are typically liquid and capable of being traded daily, in contrast to direct investments and private equity funds, in which capital is subject to lengthy holding periods. Accordingly, publicly traded private equity transactions are significantly easier to execute than other types of private equity investments, giving investors an opportunity to adjust the investment level of their portfolios more efficiently.

Failure to qualify as a RIC or satisfy distribution requirement. [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Failure to qualify as a RIC or satisfy distribution requirement.    To qualify for and maintain RIC qualification under the Code, the Fund must meet the following annual distribution, source-of-income and asset diversification requirements. See “Certain Tax Considerations.”

•     The annual distribution requirement for a RIC will be satisfied if the Fund distributes to Shareholders on an annual basis at least 90% of the Fund’s net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any. Because the Fund may borrow, it is subject to an asset coverage ratio requirement under the 1940 Act and may in the future become subject to certain financial covenants under loan and credit agreements that could, under certain circumstances, restrict the Fund from making distributions necessary to satisfy the distribution requirement. If the Fund is unable to obtain cash from other sources, it could fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.

The source-of-income requirement will be satisfied if the Fund obtains at least 90% of its income for each year from dividends, interest, gains from the sale of stock or securities or similar passive sources.

•     The asset diversification requirement will be satisfied if the Fund meets certain asset diversification requirements at the end of each quarter of the Fund’s tax year. To satisfy this requirement,

o     at least 50% of the value of the Fund’s assets must consist of cash, cash equivalents, U.S. government securities, securities of other RICs and other securities if such other securities of any one issuer do not represent more than 5% of the value of the Fund’s assets or more than 10% of the outstanding voting securities of such issuer, and

o     no more than 25% of the value of the Fund’s assets can be invested in the securities, other than U.S. government securities or securities of other RICs, of one issuer, of two or more issuers that are controlled, as determined under the Code and its applicable regulations, by the Fund and that are engaged in the same or similar or related trades or businesses or of certain “qualified publicly traded partnerships.” Failure to meet these requirements may result in the Fund having to dispose of certain investments quickly in order to prevent the loss of its qualification as a RIC. Because most of the Fund’s investments will be in private companies, and therefore will be relatively illiquid, any such dispositions could be made at disadvantageous prices and could result in substantial losses.

	If the Fund fails to qualify for or maintain RIC tax treatment for any reason and is subject to corporate income tax, the resulting corporate taxes, if any, could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of the Fund’s distributions. The Fund did not qualify as a RIC pursuant to Subchapter M of the Code for the tax years ended September 30, 2024 and September 30, 2025 because it did not generate at least 90% of its gross income from qualifying sources. As a C corporation, the Fund was subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax exempt income and net long term capital gains, were taxable to shareholders as dividends.
Difficulty meeting RIC distribution requirement. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Difficulty meeting RIC distribution requirement.    For U.S. federal income tax purposes, the Fund may be required to recognize taxable income in circumstances in which the Fund does not receive a corresponding payment in cash. For example, if the Fund holds debt obligations that are treated under applicable tax rules as having original issue discount (such as debt instruments with PIK interest or, in certain cases, increasing interest rates or debt instruments that were issued with warrants), the Fund must include in income each year a portion of the original issue discount that accrues over the life of the obligation, regardless of whether cash representing such income is received by the Fund in the same taxable year. The Fund may also have to include in income other amounts that the Fund has not yet received in cash, such as deferred loan origination fees that are paid after origination of the loan or are paid in non-cash compensation such as warrants or stock. Furthermore, the Fund may invest in non-U.S. corporations (or other non-U.S. entities treated as corporations for U.S. federal income tax purposes) that could be treated under the Code and U.S. Treasury Regulations promulgated thereunder (the “Treasury Regulations”) as “passive foreign investment companies” and/or “controlled foreign corporations.” The rules relating to investment in these types of non-U.S. entities are designed to ensure that U.S. taxpayers are either, in effect, taxed currently (or on an accelerated basis with respect to corporate level events) or taxed at increased tax rates at distribution or disposition. In certain circumstances this could require the Fund to recognize income where the Fund does not receive a corresponding payment in cash.

The Fund anticipates that a portion of its income may constitute original issue discount or other income required to be included in taxable income prior to receipt of cash. Further, the Fund may elect to amortize market discounts and include such amounts in its taxable income in the current year, instead of upon disposition, as an election not to do so would limit the Fund’s ability to deduct interest expenses for tax purposes.

Because any original issue discount or other amounts accrued will be included in the Fund’s investment company taxable income for the year of the accrual, the Fund may be required to make a distribution to Shareholders in order to satisfy the annual distribution requirement, even though the Fund will not have received any corresponding cash amount. As a result, the Fund may have difficulty meeting the annual distribution requirement necessary to qualify for and maintain its qualification as a RIC under the Code. The Fund may have to sell some of its investments at times and/or at prices the Fund would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If the Fund is not able to obtain cash from other sources, the Fund may fail to qualify for or maintain RIC tax treatment and thus become subject to corporate-level income tax. For additional discussion regarding the tax implications of a RIC, see “Certain Tax Considerations.”

Market Disruption and Geopolitical Risk. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Disruption and Geopolitical Risk.    The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. Likewise, natural and environmental disasters, such as, for example, earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, as well as the spread of infectious illness or other public health issues, including widespread epidemics or pandemics, and systemic market dislocations can be highly disruptive to economies and markets. In addition, continued military action by Russia in Ukraine may adversely affect global energy and financial markets and therefore could affect the value of a Portfolio’s investments, including beyond a Portfolio’s direct exposure to Russian issuers or nearby geographic regions. Furthermore, the Iranian conflict and prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflicts, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign banks have in the past experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by banking regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign financial institutions and economies. These events as well as other changes in non-U.S. and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of Fund Investments. Any of these occurrences could disrupt the operations of the Fund and the Fund’s service providers. Continuing technological developments in, and the increasingly widespread use of, artificial intelligence, including machine learning technology and generative artificial intelligence (“AI”), may pose risks to the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of AI. Any such regulations may not have the intended effect on financial markets. Issues in the construction and implementation of AI systems and models (including software issues, issues related to the use of AI and other technological issues), the profitability and growth of Fund holdings may be impacted, which could significantly impact the overall performance of the Fund. AI systems may contain design flaws or faulty assumptions, rely on incomplete or inaccurate data inputs, and may be difficult to interpret or audit. The legal and regulatory frameworks within which AI operates continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.

Market Uncertainties. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Uncertainties.    Even if the Portfolio Companies’ product and service development efforts are successful, their ultimate success will depend upon market acceptance of the concepts, the products and the services. The Portfolio Companies may not have engaged in any formal market research studies with respect to the establishment of a market for their products. There can be no assurance that performance errors and deficiencies will not be found, or if found, that they will be able to successfully correct such performance errors and deficiencies in a timely manner or at all.

Even if the concepts gain initial market acceptance, competitors are likely to introduce concepts with comparable price and performance characteristics. This competition may result in reduced future market acceptance for their products and decreasing sales and lower gross margins which could have a material adverse effect on the business, financial condition and results of operations of the Fund and the Portfolio Companies.

Competition for investment opportunities. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Competition for investment opportunities.    The Fund competes for investments with other investment funds (including registered investment companies, private equity funds, mezzanine funds and collateralized loan obligation funds), as well as traditional financial services companies such as commercial banks, finance companies, business development companies, small business investment companies and other sources of funding.

Moreover, alternative investment vehicles, such as hedge funds, have begun to invest in areas in which they have not traditionally invested, including making investments in private U.S. companies. As a result of these new entrants, competition for investment opportunities in private U.S. companies may strengthen. Many of the Fund’s competitors are substantially larger and have considerably greater financial, technical and marketing resources than the Fund. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments than the Fund.

These characteristics could allow competitors to consider a wider variety of investments, establish more relationships and offer better pricing and more flexible structuring than the Fund is able to do. As a result, the Fund may lose investment opportunities if it does not match its competitors’ pricing, terms and structure. No assurance can be given that the Fund will be able to identify and complete attractive investments in the future or that it will be able to fully invest its subscriptions. Even if the Adviser/Sub-Adviser, as applicable, or a Portfolio Fund Manager identifies an attractive investment opportunity, the Fund or the Portfolio Fund may not be permitted to take advantage of the opportunity to the fullest extent desired.

If the Fund is forced to match its competitors’ pricing, terms and structure, it may not be able to achieve acceptable returns on its investments or may bear substantial risk of capital loss. Furthermore, many of the Fund’s competitors are not subject to the source-of-income, asset diversification and distribution requirements the Fund must satisfy to maintain its qualification as a RIC.

Access to Investments. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Access to Investments.    The Fund is registered as an investment company under the 1940 Act and is subject to certain restrictions under the 1940 Act, and certain tax requirements, among other restrictions, that limit the Fund’s ability to make investments, as compared to a fund that is not so registered. Such restrictions may prevent the Fund from participating in (or increasing its share of) certain favorable investment opportunities, or may lead to a lack of exposure to a certain type of investment for certain periods of time. The Fund’s intention to qualify and be eligible for treatment as a regulated investment company under the Code in the future can limit its ability to acquire or continue to hold positions in investments that would otherwise be consistent with its investment strategy. The Fund incurs additional expenses (compared to a fund that is not registered under the 1940 Act) in determining whether an investment is permissible under the 1940 Act and in structuring investments to comply with the 1940 Act, which reduces returns to Shareholders of the Fund.

Non-Diversified Status. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	-Diversified Status. The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the 1940 Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more Fund Investments are allocated a relatively large percentage of the Fund’s assets, losses suffered by such Fund Investments could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of investments. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company. However, the Fund will be subject to diversification requirements applicable to RICs under the Code. See “Certain Tax Considerations.”
Regulatory Risks of Private Funds. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Regulatory Risks of Private Funds.    The regulatory environment for private funds, including Portfolio Funds (and for registered investment companies investing in private funds) is complex and evolving. Changes in the regulation or taxation of private funds are impossible to predict and may adversely affect the value of the Private Equity Investments, the ability of the Fund to execute its investment strategy, and the ability of the Fund to offer its interests to investors who do not qualify as “accredited investors” as defined under Regulation D promulgated under the Securities Act of 1933, as amended (the “Securities Act”). There is no guarantee that the SEC will not require the Fund’s Shareholders to meet certain eligibility criteria in the future. Under such circumstances, any Shareholders of the Fund who are not “accredited investors” may be subject to mandatory repurchase of all of their Shares in the Fund.

General Legal, Tax and Regulatory Risks. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Legal, Tax and Regulatory Risks.    Legal, tax and regulatory changes could occur during the term of the Fund which may materially adversely affect the Fund. For example, the regulatory and tax environment for leveraged investors and for private equity funds generally is evolving, and changes in the direct or indirect regulation or taxation of leveraged investors or private equity funds may materially adversely affect the ability of the Fund to pursue its investment strategies or achieve its investment objective. The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) vests U.S. federal bank, securities and commodities regulators with significant and extensive rulemaking, supervisory and enforcement authority. The implementation of the Dodd-Frank Act requires the adoption of various regulations and the preparation of reports by various agencies over a period of time. It is unclear how these regulators will exercise these revised and expanded powers and whether they will undertake rulemaking, supervisory or enforcement actions that would adversely affect the Fund or investments made by the Fund. There can be no assurance that future regulatory actions authorized by the Dodd-Frank Act will not significantly reduce the profitability of the Fund. The implementation of the Dodd-Frank Act could adversely affect the Fund by increasing transaction and/or regulatory compliance costs.

Derivative Risk. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Derivative Risk.    Subject to applicable law, some or all of the Portfolio Funds and the Fund may use options, swaps, futures contracts, forward agreements and other derivatives contracts. Transactions in derivative instruments present risks, including risks arising from the use of leverage (which increases the magnitude of losses), volatility, the possibility of default by a counterparty, and illiquidity. Use of derivative instruments for hedging or speculative purposes by the Fund or the Portfolio Funds could present significant risks, including the risk of losses in excess of the amounts invested. Rule 18f-4 under the 1940 Act (“Rule 18f-4”) regulates a registered investment company’s use of derivatives and certain related instruments. Among other things, Rule 18f-4 limits a fund’s derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. Subject to certain conditions, limited derivatives users (as defined in Rule 18f-4), however, are not subject to the full requirements of Rule 18f-4.

Foreign Investments and Emerging Markets Risk. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Investments and Emerging Markets Risk.    Investment in foreign issuers or securities principally traded outside the United States may involve special risks due to foreign economic, political, and legal developments, including favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation, nationalization or confiscatory taxation of assets, and possible difficulty in obtaining and enforcing judgments against foreign entities. The Fund, a Portfolio Fund and/or a Portfolio Company may be subject to foreign taxation on realized capital gains, dividends or interest payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Transaction-based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes. Any taxes or other charges paid or incurred by the Fund or a Portfolio Fund in respect of its foreign securities will reduce the Fund’s yield. See “Certain Tax Considerations” below for more information about these and other special tax considerations applicable to investments in securities of foreign issuers and securities principally traded outside the United States.

In addition, the tax laws of some foreign jurisdictions in which a Portfolio Fund or Portfolio Company may invest are unclear and interpretations of such laws can change over time. As a result, in order to comply with guidance related to the accounting and disclosure of uncertain tax positions under GAAP, a Portfolio Fund may be required to accrue for book purposes certain foreign taxes in respect of its foreign securities or other foreign investments that it may or may not ultimately pay. Such tax accruals will reduce a Portfolio Fund’s net asset value at the time accrued, even though, in some cases, the Portfolio Fund ultimately will not pay the related tax liabilities. Conversely, a Portfolio Fund’s net asset value will be increased by any tax accruals that are ultimately reversed.

Issuers of foreign securities are subject to different, often less comprehensive, accounting, custody, reporting, and disclosure requirements than U.S. issuers. The securities of some foreign governments, companies, and securities markets are less liquid, and at times more volatile, than comparable U.S. securities and securities markets. Foreign brokerage commissions and related fees also are generally higher than in the United States. Portfolio Funds that invest in foreign securities also may be affected by different custody and/or settlement practices or delayed settlements in some foreign markets. The laws of some foreign countries may limit the Fund’s or a Portfolio Fund’s ability to invest in securities of certain issuers located in those countries. Foreign countries may have reporting requirements with respect to the ownership of securities, and those reporting requirements may be subject to interpretation or change without prior notice to investors. No assurance can be given that the Fund or a Portfolio Fund or Portfolio Company will satisfy applicable foreign reporting requirements at all times.

Exchange-Traded Product Risk. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Exchange-Traded Product Risk.    The Fund may invest in long (or short) positions in ETFs. Through its positions in ETFs, the Fund will be subject to the risks associated with such vehicles’ investments, including the possibility that the value of the securities or instruments held by an ETF could decrease (or increase), and will bear its proportionate share of the ETF’s fees and expenses. In addition, certain of the ETFs may hold common portfolio positions, thereby reducing any diversification benefits.

Investment in Other Investment Companies Risk. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment in Other Investment Companies Risk.    As with other investments, investments in other investment companies, including ETFs, are subject to market and manager risk. Through its positions in other investment companies, the Fund will be subject to the risks associated with such vehicles’ investments, including the possibility that the value of the securities or instruments held by the investment company could decrease (or increase). In addition, if the Fund acquires shares of investment companies, investors bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies.

Dilution from Subsequent Offerings of Shares. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Dilution from Subsequent Offerings of Shares.    The Fund may accept additional subscriptions for Shares as determined by the Board, in its sole discretion. Additional purchases will dilute the indirect interests of existing Shareholders in the Private Equity Investments prior to such purchases, which could have an adverse impact on the existing Shareholders’ interests in the Fund if subsequent Private Equity Investments underperform the prior investments. Further, in certain cases Portfolio Fund Managers may structure performance-based compensation, with such compensation being paid only if gains exceed prior losses. The value attributable to the fact that no performance-based compensation is being paid to a Portfolio Fund Manager until its gains exceed prior losses is not taken into account when determining the NAV of the Fund. New purchases of Shares will dilute the benefit of such compensation structures to existing Shareholders.

Reporting Requirements. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reporting Requirements.    Shareholders who beneficially own Shares that constitute more than 5% or 10% of the Fund’s Shares are subject to certain requirements under the Securities Exchange Act of 1934, as amended, and the rules promulgated thereunder. These include requirements to file certain reports with the SEC. The Fund has no obligation to file such reports on behalf of such Shareholders or to notify Shareholders that such reports are required to be made. Shareholders who may be subject to such requirements should consult with their legal advisers.

Uncertain source and quantity of funding. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Uncertain source and quantity of funding.    Proceeds from the sale of Shares will be used for the Fund’s investment opportunities, operating expenses and for payment of various fees and expenses such as the Management Fee and other fees. Any working capital reserves the Fund maintains may not be sufficient for investment purposes, and it may require debt or equity financing to operate. Accordingly, in the event that the Fund develops a need for additional capital in the future for investments or for any other reason, these sources of funding may not be available to the Fund. Consequently, if the Fund cannot obtain debt or equity financing on acceptable terms, the ability to acquire investments and expand operations will be adversely affected. As a result, the Fund would be less able to achieve portfolio diversification and the investment objectives, which may negatively impact the Fund’s results of operations and reduce the Fund’s ability to make distributions to Shareholders.

Fluctuations in performance. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fluctuations in performance.    The Fund could experience fluctuations in its performance due to a number of factors, including, but not limited to, the Fund’s ability or inability to make investments in companies that meet the Fund’s investment criteria, the interest rate payable on the debt securities the Fund acquires, the level of the Fund’s expenses, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these factors, results for any previous period should not be relied upon as being indicative of performance in future periods.

Payment In-Kind for Repurchased Shares. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Payment In-Kind for Repurchased Shares.    The Fund does not expect to distribute securities as payment for repurchased Shares except in unusual circumstances. The Fund has the right to distribute securities as payment for repurchased Shares in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund or on Shareholders not requesting that their Shares be repurchased. For example, it is possible that the Fund may receive securities from a Private Equity Investment that are illiquid or difficult to value. In such circumstances, the Adviser/Sub-Adviser, as applicable, would seek to dispose of these securities in a manner that is in the best interests of the Fund, which may include a distribution in-kind to the Fund’s Shareholders. In the event that the Fund makes such a distribution of securities, Shareholders will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities.

Cybersecurity Risk. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cybersecurity Risk.    The Fund and its service providers are susceptible to cyber-attacks and to technological malfunctions that have effects similar to those of a cyber-attack. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and disrupting operations.

Successful cyber-attacks against, or security breakdowns of, the Fund, the Adviser, the Sub-Adviser, or a custodian, transfer agent, or other service provider may adversely affect the Fund or its Shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect the Fund’s ability to calculate its net asset value, cause the release or misappropriation of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses and additional compliance costs. While each of the Adviser and the Sub-Adviser has established business continuity plans and systems designed to prevent, detect and respond to cyber-attacks, those plans and systems have inherent limitations. Any problems relating to the performance and effectiveness of security procedures used by the Fund or its service providers to protect the Fund’s assets, such as algorithms, codes, passwords, multiple signature systems, encryption and telephone call-backs, may have an adverse impact on an investment in the Fund. Similar types of cyber security risks also are present for issuers of securities in which the Fund invests, which could have material adverse consequences for those issuers and result in a decline in the market price of their securities. Furthermore, as a result of cyber-attacks, technological disruptions, malfunctions, or failures, an exchange or market may close or suspend trading in specific securities or the entire market, which could prevent the Fund from, among other things, buying or selling securities or accurately pricing their investments. The Fund cannot directly control cyber security plans and systems of its service providers, the Fund’s counterparties, issuers of securities in which the Fund invests, or securities markets and exchanges. Cybersecurity and other operational and technology issues may result in financial losses to the Fund and its shareholders, impede business transactions, violate privacy and other laws, subject the Fund to certain regulatory penalties and reputational damage, and increase compliance costs and expenses.

Restrictions on borrowing. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Restrictions on borrowing.    The Fund may borrow for investment purposes. If the value of the Fund’s assets declines, the Fund may be unable to satisfy the asset coverage test, which would prohibit the Fund from paying distributions and could prevent the Fund from qualifying as a RIC in future years. If the Fund cannot satisfy the asset coverage test, the Fund may be required to sell a portion of its investments and, depending on the nature of the Fund’s debt financing, repay a portion of the Fund’s indebtedness at a time when such sales may be disadvantageous. In addition, any amounts that the Fund uses to service its indebtedness would not be available for distribution by the Fund to Shareholders.

Control Positions. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Control Positions.    The Fund (in the case of direct investments) and the Private Equity Investments may take control positions in Portfolio Companies. The exercise of control over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise management, violation of governmental regulations and other types of liability in which the limited liability characteristic of a corporation may be ignored, which would increase the Fund’s possibility of incurring losses.

Leverage. [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Leverage.    There are significant risks associated with borrowings and leverage. Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. There is no assurance that a leveraging strategy would be successful. Leverage involves risks and special considerations for shareholders including:

•     the likelihood of greater volatility of NAV of the Shares, and of the investment return to shareholders, than a comparable portfolio without leverage;

•     the risk that fluctuations in interest rates on borrowings and short-term debt that the Fund must pay will reduce the return to shareholders;

•     the effect of leverage in a declining market or a rising interest rate environment, which would likely cause a greater decline in the NAV of the Shares than if the Fund were not leveraged;

•     the potential for an increase in operating costs, which may reduce the Fund’s total return; and

•     the possibility either that dividends will fall if the interest and other costs of leverage rise, or that dividends paid on Shares will fluctuate because such costs vary over time.

The Fund may engage in borrowing for investment and/or cash management purposes through use of a secured credit facility. In addition, the Subsidiaries and the Portfolio Funds in which the Fund invests may also utilize leverage. While leverage presents opportunities for increasing the Fund’s, the Subsidiaries’, or a Portfolio Fund’s total return, it has the effect of potentially increasing losses as well. If income and appreciation on investments made with borrowed funds are less than the required interest payments on the borrowings, the value of the Fund, the Subsidiaries, or the Portfolio Fund will decrease. Additionally, any event which affects adversely the value of an investment by the Fund, the Subsidiaries, or a Portfolio Fund would be magnified to the extent the Fund, the Subsidiaries, or such Portfolio Fund is leveraged. Furthermore, because the Portfolio Funds may themselves incur higher levels of leverage than that which the Fund is permitted, the Fund could be effectively leveraged in an amount far greater than the limit imposed by the 1940 Act.

Currency Risk. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Currency Risk.    Although the Fund intends to invest predominantly in the United States, the Fund’s portfolio is anticipated to include investments in a number of different currencies. Any returns on, and the value of such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which Fund Investments are denominated against the U.S. Dollar may result in a decrease in the Fund’s net asset value. The Adviser/Sub-Adviser, as applicable, may or may not elect to hedge the value of investments made by the Fund against currency fluctuations, and even if the Adviser/Sub-Adviser, as applicable, deems hedging appropriate, it may not be possible or practicable to hedge currency risk exposure. Accordingly, the performance of the Fund could be adversely affected by such currency fluctuations.

Hedging. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Hedging.    The Fund may seek to hedge against interest rate and currency exchange rate fluctuations and credit risk by using structured financial instruments such as futures, options, swaps and forward contracts, subject to the requirements of the 1940 Act. Use of structured financial instruments for hedging purposes may present significant risks, including the risk of loss of the amounts invested. Defaults by the other party to a hedging transaction can result in losses in the hedging transaction. Hedging activities also involve the risk of an imperfect correlation between the hedging instrument and the asset being hedged, which could result in losses both on the hedging transaction and on the instrument being hedged. Use of hedging activities may not prevent significant losses and could increase losses. Further, hedging transactions may reduce cash available to pay distributions to Shareholders.

Risks relating to accounting, auditing and financial reporting, etc. The legal, regulatory, disclosure, accounting, auditing and reporting standards in certain of the countries in which Fund Investments (both direct and indirect) may be made may be less stringent and may not provide the same degree of protection or information to investors as would generally apply in the United States. Although the Fund will be using U.S. generally accepted accounting principles (“GAAP”), the assets, liabilities, profits and losses appearing in published consolidated financial statements of the Fund Investments may not reflect their financial position or operating results as they would be reflected under GAAP. Accordingly, the net asset value of the Fund published from time to time may not accurately reflect a realistic value for any or all of the investments.

Certain Fund Investments may be in Portfolio Companies that do not maintain internal management accounts or adopt financial budgeting, internal audit or internal control procedures to standards normally expected of companies in the United States. Accordingly, information supplied to the Fund and the Portfolio Funds may be incomplete, inaccurate and/or significantly delayed. The Fund and the Portfolio Funds may therefore be unable to take or influence timely actions necessary to rectify management deficiencies in such Portfolio Companies, which may ultimately have an adverse impact on the net asset value of the Fund.

Amount or frequency of distributions not guaranteed. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Amount or frequency of distributions not guaranteed.    The Fund expects to pay distributions out of assets legally available for distribution from time to time, at the sole discretion of the Board. Nevertheless, the Fund cannot assure Shareholders that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year increases in cash distributions. The Fund’s ability to pay distributions may be adversely affected by the impact of the risks described in this Prospectus. All distributions will depend on the Fund’s earnings, its net investment income, its financial condition, and such other factors as the Board may deem relevant from time to time.

In the event that the Fund encounters delays in locating suitable investment opportunities, the Fund may return all or a substantial portion of the proceeds from the offering of Shares in anticipation of future cash flow, which may constitute a return of your capital and will lower your tax basis in your Shares. A return of capital generally is a return of your investment rather than a return of earnings or gains derived from the Fund’s investment activities and will be made after deduction of the fees and expenses payable in connection with the proceeds from the offering of Shares, including any fees payable to the Adviser.

Portfolio Fund Operations Not transparent. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Fund operations not transparent.    The Adviser/Sub-Adviser, as applicable, does not control the investments or operations of the Portfolio Funds. A Portfolio Fund Manager may employ investment strategies that differ from its past practices and are not fully disclosed to the Adviser/Sub-Adviser, as applicable, and that involve risks that are not anticipated by the Sub-Adviser. Some Portfolio Fund Managers may have a limited operating history and some may have limited experience in executing one or more investment strategies to be employed for a Portfolio Fund. Furthermore, there is no guarantee that the information given to the Administrator and reports given to the Adviser/Sub-Adviser, as applicable, with respect to the Private Equity Investments will not be fraudulent, inaccurate or incomplete.

Valuation of the Fund’s Interests in Portfolio Funds. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation of the Fund’s interests in Portfolio Funds.    The valuation of the Fund’s investments in Portfolio Funds is ordinarily determined based upon valuations provided by the Portfolio Fund Managers of such Portfolio Funds which valuations are generally not audited. A majority of the securities in which the Portfolio Funds invest will not have a readily ascertainable market price and will be valued by the Portfolio Fund Managers. In this regard, a Portfolio Fund Manager may face a conflict of interest in valuing the securities, as their value may affect the Portfolio Fund Manager’s compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Portfolio Fund, the accuracy of the valuations provided by the Portfolio Funds, that the Portfolio Funds will comply with their own internal policies or procedures for keeping records or making valuations, or that the Portfolio Funds’ policies and procedures and systems will not change without notice to the Fund. As a result, valuations of the securities may be subjective and could prove in hindsight to have been wrong, potentially by significant amounts. The Adviser has established a committee (the “Valuation Committee”) to oversee the valuation of the Private Equity Investments pursuant to procedures adopted by the Board. The members of the Valuation Committee may face conflicts of interest in overseeing the valuation of the Private Equity Investments, as the value of the Private Equity Investments will affect the Adviser’s compensation. Moreover, neither the Valuation Committee nor the Adviser will generally have sufficient information in order to be able to confirm or review the accuracy of valuations provided by Portfolio Fund Managers.

A Portfolio Fund Manager’s information could be inaccurate due to fraudulent activity, misvaluation or inadvertent error. In any case, the Fund may not uncover errors for a significant period of time. Even if the Adviser/Sub-Adviser, as applicable, elects to cause the Fund to sell its interests in such a Portfolio Fund, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, the Portfolio Fund Manager’s valuations of such interests could remain subject to such fraud or error and the Valuation Committee may, in its sole discretion, determine to discount the value of the interests or value them at zero.

Shareholders should be aware that situations involving uncertainties as to the valuations by Portfolio Fund Managers could have a material adverse effect on the Fund if the Portfolio Fund Manager’s, the Adviser’s/Sub-Adviser’s, as applicable, or the Fund’s judgments regarding valuations should prove incorrect. Prospective investors who are unwilling to assume such risks should not make an investment in the Fund.

Multiple Levels of Fees and Expenses. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Multiple levels of fees and expenses.    Although in many cases investor access to the Portfolio Funds may be limited or unavailable, an investor who meets the conditions imposed by a Portfolio Fund may be able to invest directly with the Portfolio Fund. By investing in Portfolio Funds indirectly through the Fund, the investor bears asset-based and performance-based fees charged by the Fund, in addition to any asset-based fees and performance-based fees and allocations at the Portfolio Fund level. Moreover, an investor in the Fund bears a proportionate share of the fees and expenses of the Fund (including, among other things and as applicable, offering expenses, operating costs, sales charges, brokerage transaction expenses, management fees, distribution fees, administrative and custody fees, and tender offer expenses) and, indirectly, similar expenses of the Portfolio Funds. Thus, an investor in the Fund may be subject to higher operating expenses than if he or she invested in a Portfolio Fund directly or in a closed-end fund that did not invest through Portfolio Funds.

Each Portfolio Fund generally will be subject to a performance-based fee or allocation irrespective of the performance of other Portfolio Funds and the Fund generally. Accordingly, a Portfolio Fund Manager to a Portfolio Fund with positive performance may receive performance-based compensation from the Portfolio Fund, and thus indirectly from the Fund and its Shareholders, even if the overall performance of the Fund is negative. Generally, asset-based fees payable to Portfolio Fund Managers of the Portfolio Funds will range from 1% to 2% (annualized) of the commitment amount of the Fund’s investment, and performance-based fees or allocations are typically 20%, although it is possible that such amounts may be exceeded for certain Portfolio Fund Managers. The performance-based compensation received by a Portfolio Fund Manager also may create an incentive for that Portfolio Fund Manager to make investments that are riskier or more speculative than those that it might have made in the absence of such performance-based compensation.

Shareholders that invest in the Fund through financial advisers or intermediaries may also be subject to account fees or charges levied by such parties. Prospective investors should consult with their respective financial advisers or intermediaries for information regarding any fees or charges that may be associated with the services provided by such parties.

Inability to Vote [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inability to vote.    To the extent that the Fund owns less than 5% of the voting securities of each Portfolio Fund, it may be able to avoid that any such Portfolio Fund is deemed an “affiliated person” of the Fund for purposes of the 1940 Act (which designation could, among other things, potentially impose limits on transactions with the Portfolio Funds, both by the Fund and other clients of the Adviser and Sub-Adviser). To limit its voting interest in certain Portfolio Funds, the Fund may enter into contractual arrangements under which the Fund irrevocably waives its rights (if any) to vote its interests in a Portfolio Fund. These voting waiver arrangements may increase the ability of the Fund and other clients of the Adviser and Sub-Adviser to invest in certain Portfolio Funds. However, to the extent the Fund contractually forgoes the right to vote the securities of a Portfolio Fund, the Fund will not be able to vote on matters that require the approval of such Portfolio Fund’s investors, including matters which may be adverse to the Fund’s interests.

There are, however, other statutory tests of affiliation (such as on the basis of control), and, therefore, the prohibitions of the 1940 Act with respect to affiliated transactions could apply in certain situations where the Fund owns less than 5% of the voting securities of a Portfolio Fund. If the Fund is considered to be affiliated with a Portfolio Fund, transactions between the Fund and such Portfolio Fund may, among other things, potentially be subject to the prohibitions of Section 17 of the 1940 Act notwithstanding that the Fund has entered into a voting waiver arrangement.

Consortium or Offsetting Investments. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Consortium or offsetting investments.    The Portfolio Fund Managers may work with other Portfolio Fund Managers to invest collectively in the same underlying company, which could result in increased concentration risk where multiple Portfolio Funds in the Fund’s portfolio each invest in a particular underlying company. In addition, Portfolio Funds may hold economically offsetting positions including, for example, where Portfolio Funds have independently taken opposing positions (e.g., long and short) in an investment or due to hedging by Portfolio Fund Managers. To the extent that the Portfolio Fund Managers do, in fact, hold such offsetting positions, the Fund’s portfolio, considered as a whole, may not achieve any gain or loss despite incurring fees and expenses in connection with such positions. In addition, Portfolio Fund Managers are compensated based on the performance of their portfolios. Accordingly, there often may be times when a particular Portfolio Fund Manager may receive incentive compensation in respect of its portfolio for a period even though the Fund’s net asset values may have decreased during such period. Furthermore, it is possible that from time to time, various Portfolio Fund Managers selected by the Adviser/Sub-Adviser, as applicable, may be competing with each other for investments in one or more markets.

Limitations on Ability to Invest in Portfolio Funds. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limitations on ability to invest in Portfolio Funds.    Certain Portfolio Fund Managers’ investment approaches can accommodate only a certain amount of capital. Portfolio Fund Managers typically endeavor not to undertake to manage more capital than such Portfolio Fund Manager’s approach can accommodate without risking a potential deterioration in returns. Accordingly, each Portfolio Fund Manager has the right to refuse to manage some or all of the Fund’s assets that the Adviser/Sub-Adviser, as applicable, may wish to allocate to such Portfolio Fund Manager. Further, continued sales of Shares would dilute the indirect participation of existing Shareholders with such Portfolio Fund Manager.

In addition, it is expected that the Fund will be able to make investments in particular Portfolio Funds only at certain times, and commitments to Portfolio Funds may not be accepted (in part or in their entirety). As a result, the Fund may hold cash or invest any portion of its assets that is not invested in Portfolio Funds in cash equivalents, short-term securities or money market securities pending investment in Portfolio Funds. To the extent that the Fund’s assets are not invested in Portfolio Funds, the Fund may be unable to meet its investment objectives.

Indemnification of Portfolio Funds and Portfolio Fund Managers. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Indemnification of Portfolio Funds and Portfolio Fund Managers.    The Fund may agree to indemnify certain of the Portfolio Funds and the Portfolio Fund Managers and their respective officers, directors, and affiliates from any liability, damage, cost, or expense arising out of, among other things, acts or omissions undertaken in connection with the management of Portfolio Funds or direct investments. If the Fund were required to make payments (or return distributions received from such Portfolio Funds or direct investments) in respect of any such indemnity, the Fund could be materially adversely affected.

Contingent Liabilities on Disposition of Investments. In connection with the disposition of a Fund Investment, it may be required to make representations about the investment. The Fund may be required to indemnify the purchasers of such investment to the extent that any such representations are inaccurate. These arrangements may result in the incurrence of contingent liabilities for which the Adviser/Sub-Adviser, as applicable, may establish reserves and escrows. In that regard, distributions may be delayed or withheld until such reserve is no longer needed or the escrow period expires.

Capital Call Risk. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Capital Call Risk.    The Fund may maintain a sizeable cash position in anticipation of funding capital calls or near-term investment opportunities. Even though the Fund may maintain a sizeable position in cash and short-term securities, it may not contribute the full amount of its commitment to a fund at the time of investment. Instead, the Fund will be required to make incremental contributions pursuant to capital calls issued from time to time by a Portfolio Fund. If the Fund defaults on its commitment to a Portfolio Fund or fails to satisfy capital calls to a Portfolio Fund in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Fund’s investment in the Portfolio Fund. Any failure by the Fund to make timely capital contributions in respect of its commitments may (i) impair the ability of the Fund and the Portfolio Fund to pursue its investment strategy, (ii) force the Fund to borrow, (iii) indirectly cause the Fund, and, indirectly, the Shareholders to be subject to certain penalties from the Private Equity Investments (including the complete forfeiture of the Fund’s investment in a Portfolio Fund), or (iv) otherwise impair the value of the Fund’s investments (including the devaluation of the Fund).

Lack of Control. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Lack of Control.    The Fund may indirectly make binding commitments to co-investment vehicles without an ability to participate in their management and control and with no or limited ability to transfer its interests in such co-investment vehicles. The Fund also generally will not have control over any of the underlying portfolio companies and will not be able to direct the policies or management decisions of such portfolio companies.

Availability of Financing and Market Conditions. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Availability of Financing and Market Conditions.    Market fluctuations in business loans may affect the availability and cost of loans needed for the Fund Investments. Credit availability has been restricted in the past and may become so in the future. Restrictions upon the availability of financing or high interest rates on such loans will adversely affect the value of existing Fund Investments and may limit the Fund’s ability to source and invest in new Fund Investments. Interest paid by any Fund Investment on its debt obligations will reduce cash available for distributions. The U.S. recently experienced a rising market interest rate environment. Rising interest rates may increase the Fund’s exposure to risks associated with rising market interest rates and the availability of financing. Interest rates are currently lower compared to recent prior periods. If any Fund Investment incurs variable rate debt, increases in interest rates would increase its interest costs, which could reduce the Fund’s return on its investments. Termination of the Fund’s Interest in a Portfolio Fund. A Portfolio Fund may, among other things, terminate the Fund’s interest in that Portfolio Fund (causing a forfeiture of all or a portion of such interest) if the Fund fails to satisfy any capital call by that Portfolio Fund or if the continued participation of the Fund in the Portfolio Fund would have a material adverse effect on the Portfolio Fund or its assets.

Repurchase Offers Risk. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Offers Risk.    As described under “Quarterly Repurchase Offers” below, the Fund is an “interval fund” and, in order to provide liquidity to Shareholders, the Fund, subject to applicable law, will conduct quarterly repurchase offers of the Fund’s outstanding Shares at the applicable NAV per Share, subject to approval of the Board. In all cases such repurchases will be for at least 5% and not more than 25% of the Fund’s outstanding Shares at the applicable NAV per Share, pursuant to Rule 23c-3 under the 1940 Act. The Fund currently expects to conduct quarterly repurchase offers for 5% of its outstanding Shares under ordinary circumstances. The Fund believes that these repurchase offers are generally beneficial to Shareholders, and repurchases generally will be funded from available cash or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. The Fund believes that payments received in connection with the Fund’s investments will generate sufficient cash to meet the maximum potential amount of the Fund’s repurchase obligations. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. If, as expected, the Fund employs investment leverage, repurchases of Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income.

If a repurchase offer is oversubscribed, the Board may determine to increase the amount repurchased by up to 2% of the Fund’s outstanding Shares as of the date of the Repurchase Request Deadline. In the event that the Board determines not to repurchase more than the repurchase offer amount, or if Shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding Shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request.

However, the Fund may accept all Shares tendered for repurchase by Shareholders who own less than one hundred Shares and who tender all of their Shares, before prorating other amounts tendered. As a result, Shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A Shareholder may be subject to market and other risks, and the NAV per Share of Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV per Share for tendered Shares is determined. In addition, the repurchase of Shares by the Fund may be a taxable event to Shareholders, potentially even to those shareholders that do not participate in the repurchase.

Limited Operating History of Portfolio Companies. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Operating History of Portfolio Companies.    Portfolio Companies may have limited operating histories by which to assess their ability to achieve, sustain and increase revenues or profitability. A Portfolio Company’s financial results will be affected by many factors, including (i) the ability to successfully identify a market or markets in which there is a need for its products; (ii) the ability to successfully negotiate strategic alliances, licensing and other relationships for product development, marketing, distribution and sales; (iii) the progress of research and development programs with respect to the development of additional products and enhancements to existing products; (iv) the ability to protect proprietary rights; and (v) competing technological and market developments, particularly companies that have substantially greater resources.

There can be no assurance that the Portfolio Companies will ever achieve significant commercial revenues or profitability.

Risks Associated with Management of Business Plans. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Associated with Management of Business Plans.    To achieve their business plans, objectives, including projected revenues and other targeted operating results, the Portfolio Companies may be required to rapidly implement and improve operational, financial and management control systems on a timely basis, together with maintaining effective cost controls, and any failure to do so would have a material adverse effect on their business, financial condition and results of operations. The success of their plans will depend in part upon their ability to continue to attract, retain and motivate key personnel. Failure to make any required expansions and upgrades could have a material adverse effect on their business, financial condition, results of operations and relationships with their corporate partners and counterparties. The results of operations for the companies will also be adversely affected if revenues do not increase sufficiently to compensate for the increase in operating expenses resulting from any expansion and there can be no assurance that any expansion will be profitable or will not adversely affect their results of operations.

Reliance on Portfolio Company Management. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reliance on Portfolio Company Management.    The day-to-day operations of each Portfolio Company will be the responsibility of its own management team. Although the Adviser/Sub-Adviser, as applicable, will monitor the performance of investments and will screen for capable management skills, there can be no assurance that such management will be able to operate any such Portfolio Company in accordance with the Fund’s expectations. In addition, the loss to a Portfolio Company of a member of its management team could be detrimental to the development of the Portfolio Company.

No Assurance of Additional Capital for Investments. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

No Assurance of Additional Capital for Investments.    Even if a Portfolio Company is successful generating revenues and expanding its service levels, it may require additional financing to continue and/or capital improvement programs to serve existing and new counterparties and customers. Moreover, its cash requirements may vary materially due to increasing service levels expanding physical footprint, changing relationships with strategic partners, changes in the level and types of necessary equipment and technology, competitive and technological advances of competitors, and other factors. Additional financing may not be available when needed or on acceptable terms. If additional financing is not available, the Portfolio Company may need to delay, scale back or eliminate certain of its operational and/or capital expenditure programs or other activities, curtail operations, or even be forced to cease operations and liquidate.

General Risks of Secondary Investments. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Risks of Secondary Investments.    The overall performance of the Fund’s secondary investments will depend in large part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. Certain secondary investments may be purchased as a portfolio, and in such cases the Fund may not be able to exclude from such purchases those investments that the Adviser/Sub-Adviser, as applicable, considers (for commercial, tax, legal or other reasons) less attractive. Where the Fund acquires a portfolio company interest as a secondary investment, the Fund will generally not have the ability to modify or amend such portfolio company’s constituent documents (e.g., limited partnership agreements) or otherwise negotiate the economic terms of the interests being acquired. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to secondary investments may be greater than those relating to primary investments.

Contingent Liabilities Associated with Secondary Investments. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Contingent Liabilities Associated with Secondary Investments.    Where the Fund acquires a Portfolio Company interest as a secondary investment, the Fund may acquire contingent liabilities associated with such interest. Specifically, where the seller has received distributions from the relevant Portfolio Company and, subsequently, that Portfolio Company recalls any portion of such distributions, the Fund (as the purchaser of the interest to which such distributions are attributable) may be obligated to pay an amount equivalent to such distributions to such Portfolio Company. While the Fund may be able, in turn, to make a claim against the seller of the interest for any monies so paid to the Portfolio Company, there can be no assurance that the Fund would have such right or prevail in any such claim.

Risks Relating to Secondary Investments Involving Syndicates. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks relating to secondary investments involving syndicates.    The Fund may acquire secondary investments as a member of a purchasing syndicate, in which case the Fund may be exposed to additional risks including (among other things): (i) counterparty risk, (ii) reputation risk, (iii) breach of confidentiality by a syndicate member and (iv) execution risk.

Securities Markets Risk. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Securities Markets Risk.    Overall securities market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, or companies in which the Fund invests. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Eurozone Risk. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Eurozone Risk.    The Fund may invest directly or indirectly from time to time in European companies and assets and companies and assets that may be affected by the Eurozone economy. Ongoing concerns regarding the sovereign debt of various Eurozone countries, including the potential for investors to incur substantial write-downs, reductions in the face value of sovereign debt and/or sovereign defaults, as well as the possibility that one or more countries might leave the European Union (“EU”) or the Eurozone create risks that could materially and adversely affect the Fund Investments. Sovereign debt defaults and EU and/or Eurozone exits could have material adverse effects on the Fund’s investments in European companies and assets, including, but not limited to, the availability of credit to support such companies’ financing needs, uncertainty and disruption in relation to financing, increased currency risk in relation to contracts denominated in Euros and wider economic disruption in markets served by those companies, while austerity and/or other measures introduced to limit or contain these issues may themselves lead to economic contraction and resulting adverse effects for the Fund. Legal uncertainty about the funding of Euro-denominated obligations following any breakup or exits from the Eurozone, particularly in the case of investments in companies and assets in affected countries, could also have material adverse effects on the Fund.

Brexit Risk. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Brexit Risk.    The United Kingdom left the European Union (commonly known as “Brexit”) on January 31, 2020. An agreement between the United Kingdom and the European Union governing their future trade relationship became effective January 1, 2021, but critical aspects of the relationship remain unresolved and subject to further negotiation and agreement. Brexit has resulted in volatility in European and global markets and could have negative long-term impacts on financial markets in the United Kingdom and throughout Europe. There is still considerable uncertainty remaining in the market regarding the ramifications of the withdrawal of the United Kingdom from the European Union and the arrangements that will apply to the United Kingdom’s relationship with the European Union and other countries following its withdrawal; the range and potential implications of possible political, regulatory, economic, and market outcomes are difficult to predict. Moreover, other countries may seek to withdraw from the European Union and/or abandon the euro, the common currency of the European Union. The ultimate effects of these events and other socio-political or geopolitical issues are not known but could profoundly affect global economies and markets. Whether or not a Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Fund’s investments.

Limits of Risk Disclosure [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limits of Risk Disclosure

The above discussions and the discussions in the SAI relating to various risks associated with the Fund, Fund Investments, and Shares are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. Prospective investors should read this entire Prospectus, the SAI, and the Declaration of Trust and should consult with their own advisers before deciding whether to invest in the Fund. In addition, as the Fund’s investment program or market conditions change or develop over time, an investment in the Fund may be subject to risk factors not currently contemplated or described in this Prospectus.

In view of the risks noted above, the Fund should be considered a speculative investment and prospective investors should invest in the Fund only if they can sustain a complete loss of their investment.

No guarantee or representation is made that the investment program of the Fund or any Portfolio Fund will be successful, that the various Fund Investments selected will produce positive returns or that the Fund will achieve its investment objective.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	250 Filmore Street
Entity Address, Address Line Two	Suite 425
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80206
Contact Personnel Name	Michael Bell
Class I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.00%	[1]
Management Fees [Percent]	1.50%	[2]
Interest Expenses on Borrowings [Percent]	1.07%	[3]
Distribution/Servicing Fees [Percent]	0.00%	[4]
Acquired Fund Fees and Expenses [Percent]	0.21%	[5]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.68%	[6]
Other Annual Expenses [Percent]	0.10%	[7]
Total Annual Expenses [Percent]	3.56%
Waivers and Reimbursements of Fees [Percent]	(0.13%)	[8]
Net Expense over Assets [Percent]	3.43%	[9]
Expense Example, Year 01	$ 35
Expense Example, Years 1 to 3	108
Expense Example, Years 1 to 5	183
Expense Example, Years 1 to 10	$ 382
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class I Shares
Class II Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.00%	[1],[10]
Management Fees [Percent]	1.50%	[2],[10]
Interest Expenses on Borrowings [Percent]	1.07%	[3],[10]
Distribution/Servicing Fees [Percent]	0.25%	[4],[10]
Acquired Fund Fees and Expenses [Percent]	0.21%	[5],[10]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.68%	[6],[10]
Other Annual Expenses [Percent]	0.00%	[7],[10]
Total Annual Expenses [Percent]	3.71%	[10]
Waivers and Reimbursements of Fees [Percent]	(0.13%)	[8],[10]
Net Expense over Assets [Percent]	3.58%	[9],[10]
Expense Example, Year 01	$ 36
Expense Example, Years 1 to 3	112
Expense Example, Years 1 to 5	190
Expense Example, Years 1 to 10	$ 395
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class II Shares
Shares of Beneficial Interest [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Shares of Beneficial Interest
Outstanding Security, Held [Shares] | shares
Outstanding Security, Not Held [Shares] | shares	25,531,724

[1]	A 2.00% early repurchase fee payable to the Fund will be charged with respect to the repurchase of a Shareholder’s Shares at any time prior to the day immediately preceding the one-year anniversary of a Shareholder’s purchase of the Shares (on a “first in-first out” basis). The Fund may waive the early repurchase fee for certain categories of Shareholders or transactions as noted under “Quarterly Repurchase Offers — Early Repurchase Fees.”
[2]	The Management Fee is equal to 1.50% on an annualized basis of the average daily net assets of the Fund. The Adviser has contractually agreed to reduce the Management Fee paid by the Fund in an amount equal to any management fees it receives from a Subsidiary, such that, for the collective net assets of the Fund and the Subsidiaries, the total Management Fee is calculated at a rate of 1.50%. Such waiver may be terminated only upon approval by the Board. Also, the Adviser may but is not obligated to waive up to 0.50% of the Management Fee on cash and cash equivalents held in the Fund from time to time. See “Management Fee” for additional information.
[3]	Assumes interest expense accrued at the estimated rate of 6.66% on the estimated average borrowed funds used to employ leverage for the current fiscal year. The actual amount of borrowing costs borne by the Fund will vary over time based on the Fund’s use of borrowings and variations in market interest rates. The Fund’s interest expense, and therefore its borrowing costs, will increase in a rising interest rate environment.
[4]	The Fund has received exemptive relief from the SEC permitting it to offer multiple classes of Shares, which allows the Fund to operate under a distribution and service plan (pursuant to Rule 12b-1 under the 1940 Act) for Class II Shares. The Fund may charge a distribution and service (12b-1) fee up to 0.25% of the average daily net assets of the Fund attributable to Class II Shares. The Fund may use these fees to compensate financial intermediaries or financial institutions for distribution-related expenses, if applicable, in respect of clients to whom they have distributed Class II Shares. See “Shareholder Servicing Plan and Distribution and Service Plan.”
[5]	Shareholders also indirectly bear a portion of the asset-based fees, performance or incentive fees or allocations and other expenses incurred by the Fund as an investor in the Portfolio Funds. Generally, asset-based fees payable in connection with Portfolio Fund investments will range from 1.00% to 2.00% (annualized) of the commitment amount of the Fund’s investment, and performance or incentive fees or allocations are typically 20% of a Portfolio Fund’s net profits annually, although it is possible that such amounts may be exceeded for certain Portfolio Fund Managers. The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance-based fees or allocations paid by the Portfolio Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds.
[6]	Other Expenses are based on estimated amounts for the current fiscal year. “Other Expenses” include, among other things, professional fees, certain fees and expenses of the Subsidiaries, corporate Subsidiary tax and other expenses that the Fund will bear, including initial and ongoing offering costs and fees and expenses of the Administrator, transfer agent and custodian.
[7]	The Fund charges a shareholder servicing fee up to 0.10% on an annualized basis of the average daily net assets of the Fund attributable to Class I Shares. The Fund uses these fees to compensate financial intermediaries or financial institutions for providing ongoing shareholder servicing in respect of clients holding Class I Shares. See “Shareholder Servicing Plan and Distribution and Service Plan.”
[8]	The Adviser has entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) with the Fund and its Subsidiaries, whereby the Adviser has agreed to reduce the Management Fee payable to it (but not below zero), and to pay any operating expenses of the Fund (whether borne directly or indirectly through and in proportion to the Fund’s direct or indirect interest in the Subsidiaries), to the extent necessary to limit the operating expenses of the Fund (excluding brokerage commissions and other transactional expenses, interest (including interest incurred on borrowed funds and interest incurred in connection with bank and custody overdrafts), other borrowing costs and fees including interest and commitment fees, taxes, acquired fund fees and expenses, fees and expenses billed directly to any Subsidiary by any accounting firm for auditing, tax and other professional services provided to such Subsidiary, and fees and expenses billed directly to any Subsidiary for custody and fund administration services provided to such Subsidiary, litigation and indemnification expenses, judgments, and extraordinary expenses, in each case, unless otherwise noted above, incurred by the Fund or any Subsidiary (collectively, the “Excluded Expenses”)) to the annual rate (as a percentage of the average daily net assets of the applicable class of Shares of the Fund) of 2.00% and 2.15% with respect to Class I Shares and Class II Shares, respectively (the “Expense Cap”). For a period ending three years after the end of the month in which the Adviser waives its Management Fee or pays any operating expenses of the Fund pursuant to the Expense Cap, the Adviser may recoup amounts waived or incurred to the extent such recoupment does not cause the Fund’s operating expense ratio (after recoupment and Excluded Expenses) to exceed the lesser of (a) the expense limit in effect at the time of the waiver, and (b) the expense limit in effect at the time of the recoupment. The Expense Limitation Agreement will continue in effect through July 31, 2027, and will renew automatically for successive periods of one year thereafter, unless written notice of termination is provided by the Adviser to the Fund not less than 10 days prior to the end of the then-current term. The Board may terminate the Expense Limitation Agreement at any time on not less than ten (10) days’ prior notice to the Adviser, and the Expense Limitation Agreement may be amended at any time only with the consent of both the Adviser and the Board.

[9]	Total annual fund operating expenses do not correlate to the ratio of net expenses to average net assets provided in the Fund’s most recent annual report due to acquired fund fees and expenses.
[10]	As of the date of this Prospectus, Class II shares are not offered to investors.